Schedule of Investments (unaudited)
October 31, 2025
iShares® MSCI ACWI ex U.S. ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 4.0%
ANZ Group Holdings Ltd.	643,629	$15,416,009
APA Group	293,111	1,760,405
Aristocrat Leisure Ltd.	122,197	5,055,916
ASX Ltd.	42,186	1,556,532
BHP Group Ltd.	1,093,335	31,169,009
BlueScope Steel Ltd.	100,946	1,510,268
Brambles Ltd.	301,977	4,906,995
CAR Group Ltd.	86,209	2,012,930
Cochlear Ltd.	14,311	2,686,744
Coles Group Ltd.	287,620	4,148,215
Commonwealth Bank of Australia	362,964	40,726,373
Computershare Ltd.	115,246	2,753,176
CSL Ltd.	104,165	12,139,004
Evolution Mining Ltd.	434,942	3,077,895
Fortescue Ltd.	369,129	5,133,561
Goodman Group	439,195	9,472,634
Insurance Australia Group Ltd.	519,899	2,672,717
James Hardie Industries PLC(a)	123,850	2,608,372
Lottery Corp. Ltd. (The)	454,605	1,635,221
Macquarie Group Ltd.	78,648	11,217,923
Medibank Pvt Ltd.	600,897	1,917,756
National Australia Bank Ltd.	664,357	18,940,854
Northern Star Resources Ltd.	295,027	4,757,261
Origin Energy Ltd.	365,706	2,930,702
Pro Medicus Ltd.(b)	12,463	2,139,958
Qantas Airways Ltd.	172,184	1,147,114
QBE Insurance Group Ltd.	327,935	4,254,817
REA Group Ltd.	11,487	1,600,563
Rio Tinto Ltd.	82,645	7,175,756
Santos Ltd.	705,597	2,914,211
Scentre Group	1,135,639	3,025,154
SGH Ltd.	43,060	1,364,374
Sigma Healthcare Ltd.(b)	1,003,178	2,039,525
Sonic Healthcare Ltd.	96,569	1,336,573
South32 Ltd.	996,536	2,060,923
Stockland	516,156	2,133,985
Suncorp Group Ltd.	241,912	3,105,401
Telstra Group Ltd.	842,674	2,692,205
Transurban Group	681,673	6,449,779
Vicinity Ltd.	906,498	1,497,596
Washington H Soul Pattinson & Co. Ltd.	58,361	1,434,004
Wesfarmers Ltd.	245,804	13,491,187
Westpac Banking Corp.	744,255	18,832,974
WiseTech Global Ltd.	44,288	1,997,476
Woodside Energy Group Ltd.	412,602	6,686,400
Woolworths Group Ltd.	260,887	4,847,018
Xero Ltd.(a)	35,297	3,339,279
		285,772,744
Austria — 0.1%
Erste Group Bank AG	66,463	6,884,826
OMV AG	31,419	1,720,069
Verbund AG	14,802	1,142,421
		9,747,316
Belgium — 0.7%
Ageas SA	32,427	2,146,005
Anheuser-Busch InBev SA	214,988	13,109,366
Argenx SE(a)	13,327	10,907,711
D'ieteren Group	4,685	855,822
Elia Group SA, Class B	10,665	1,285,434
Groupe Bruxelles Lambert NV	18,359	1,613,582
Security	Shares	Value
Belgium (continued)
KBC Group NV	50,397	$6,063,233
Lotus Bakeries NV	91	793,944
Sofina SA	3,606	991,126
Syensqo SA(b)	15,840	1,307,533
UCB SA	27,370	7,037,976
		46,111,732
Brazil — 1.0%
Ambev SA	972,065	2,296,480
B3 SA - Brasil Bolsa Balcao	1,135,077	2,671,042
Banco Bradesco SA	322,574	927,559
Banco BTG Pactual SA	260,705	2,365,750
Banco do Brasil SA	376,028	1,530,686
BB Seguridade Participacoes SA	148,269	905,331
Caixa Seguridade Participacoes S/A	111,203	309,428
Centrais Eletricas Brasileiras SA	236,631	2,450,781
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	100,469	2,461,887
CPFL Energia SA	52,871	408,820
Embraer SA	151,723	2,453,254
Energisa SA	64,413	620,550
Eneva SA(a)	166,860	567,888
Engie Brasil Energia SA	42,963	319,430
Equatorial Energia SA	236,653	1,612,159
JBS NV, Class A(a)	85,722	1,132,388
Klabin SA	177,088	593,810
Localiza Rent a Car SA	208,051	1,525,206
MBRF Global Foods Co. SA	111,781	371,290
Motiva Infraestrutura de Mobilidade SA	216,717	639,684
NU Holdings Ltd./Cayman Islands, Class A(a)	732,939	11,807,647
Petroleo Brasileiro SA - Petrobras	810,605	4,747,658
Porto Seguro SA	35,933	320,929
PRIO SA(a)	175,076	1,172,499
Raia Drogasil SA	298,926	1,111,259
Rede D'Or Sao Luiz SA(c)	178,107	1,434,801
Rumo SA	278,395	823,808
Suzano SA	151,017	1,372,359
Telefonica Brasil SA	177,718	1,058,390
TIM SA/Brazil	216,134	975,826
TOTVS SA	123,548	1,018,936
Ultrapar Participacoes SA	162,909	648,311
Vale SA	779,669	9,457,560
Vibra Energia SA	215,383	952,818
WEG SA	359,095	2,810,045
XP Inc., Class A	80,464	1,466,054
		67,342,323
Canada — 8.1%
Agnico Eagle Mines Ltd.	107,258	17,250,907
Alamos Gold Inc., Class A	91,460	2,819,672
Alimentation Couche-Tard Inc.	165,844	8,428,477
AltaGas Ltd.	67,469	1,980,463
ARC Resources Ltd.	132,276	2,439,828
AtkinsRealis Group Inc.	34,936	2,463,741
Bank of Montreal	154,910	19,243,499
Bank of Nova Scotia (The)	268,482	17,609,111
Barrick Mining Corp.	375,084	12,312,479
BCE Inc.	12,260	280,244
Bombardier Inc., Class B(a)	18,877	2,637,571
Brookfield Asset Management Ltd., Class A	89,912	4,863,729
Brookfield Corp., Class A	437,515	20,148,368
Brookfield Renewable Corp.	31,698	1,372,288
CAE Inc.(a)	70,921	1,991,279

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® MSCI ACWI ex U.S. ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Canada (continued)
Cameco Corp.	94,846	$9,693,220
Canadian Imperial Bank of Commerce	202,794	16,802,745
Canadian National Railway Co.	113,820	10,914,158
Canadian Natural Resources Ltd.	452,824	14,486,623
Canadian Pacific Kansas City Ltd.	200,503	14,428,554
Canadian Tire Corp. Ltd., Class A, NVS	11,974	1,373,226
Canadian Utilities Ltd., Class A, NVS	36,937	1,034,462
CCL Industries Inc., Class B, NVS	33,127	1,847,960
Celestica Inc.(a)	25,841	8,896,541
Cenovus Energy Inc.	299,779	5,065,604
CGI Inc.	42,321	3,683,078
Constellation Software Inc.	4,357	11,466,283
Descartes Systems Group Inc. (The)(a)	18,717	1,653,042
Dollarama Inc.	59,820	7,775,683
Element Fleet Management Corp.	89,859	2,423,704
Emera Inc.	64,541	3,068,407
Empire Co. Ltd., NVS	30,411	1,033,178
Enbridge Inc.	471,926	22,005,604
Fairfax Financial Holdings Ltd.	4,362	7,081,863
First Quantum Minerals Ltd.(a)	159,823	3,318,274
FirstService Corp.	8,930	1,421,491
Fortis Inc./Canada	106,953	5,376,055
Franco-Nevada Corp.	42,080	7,860,354
George Weston Ltd.	38,706	2,353,462
GFL Environmental Inc.	51,616	2,256,670
Gildan Activewear Inc.	30,740	1,792,610
Great-West Lifeco Inc.	61,696	2,615,553
Hydro One Ltd.(c)	72,506	2,674,226
iA Financial Corp. Inc.	20,570	2,428,127
IGM Financial Inc.	18,834	724,462
Imperial Oil Ltd.	38,841	3,435,333
Intact Financial Corp.	39,073	7,288,631
Ivanhoe Mines Ltd., Class A(a)(b)	156,361	1,564,112
Keyera Corp.	52,147	1,539,629
Kinross Gold Corp.	262,202	6,098,199
Loblaw Companies Ltd.	131,198	5,214,058
Lundin Gold Inc.	23,589	1,603,658
Lundin Mining Corp.	150,320	2,417,895
Magna International Inc.	59,541	2,812,867
Manulife Financial Corp.	367,283	11,886,190
Metro Inc./CN	45,222	3,014,370
National Bank of Canada	83,477	9,326,474
Nutrien Ltd.	104,347	5,683,268
Open Text Corp.	58,019	2,225,947
Pan American Silver Corp.	87,253	3,073,187
Pembina Pipeline Corp.	125,127	4,733,691
Power Corp. of Canada	121,948	5,712,441
RB Global Inc.	40,175	3,986,135
Restaurant Brands International Inc.	66,841	4,390,141
Rogers Communications Inc., Class B, NVS	79,651	3,117,210
Royal Bank of Canada	305,046	44,688,461
Saputo Inc.	55,190	1,333,563
Shopify Inc., Class A(a)	265,004	46,075,987
Stantec Inc.	24,625	2,727,001
Sun Life Financial Inc.	123,989	7,541,622
Suncor Energy Inc.	267,133	10,637,323
TC Energy Corp.	226,570	11,369,289
Teck Resources Ltd., Class B	99,703	4,277,302
TELUS Corp.	101,437	1,483,350
TFI International Inc.	18,173	1,633,115
Thomson Reuters Corp.	34,731	5,320,030
TMX Group Ltd.	58,868	2,171,218
Security	Shares	Value
Canada (continued)
Toromont Industries Ltd.	18,140	$2,179,438
Toronto-Dominion Bank (The)	370,720	30,438,926
Tourmaline Oil Corp.	77,538	3,410,445
Wheaton Precious Metals Corp.	99,378	9,597,341
Whitecap Resources Inc.	269,607	2,006,843
WSP Global Inc.	28,349	5,419,772
		574,831,337
Chile — 0.1%
Banco de Chile	8,420,357	1,477,705
Banco de Credito e Inversiones SA	20,531	1,053,677
Banco Santander Chile	14,172,357	1,023,997
Cencosud SA	313,210	971,315
Empresas CMPC SA	251,306	362,928
Empresas Copec SA	90,266	644,823
Enel Americas SA	2,968,269	280,624
Enel Chile SA	7,765,503	593,195
Falabella SA	179,156	1,124,299
Latam Airlines Group SA	53,737,775	1,221,283
		8,753,846
China — 8.9%
3SBio Inc.(c)	389,000	1,547,695
AAC Technologies Holdings Inc.	168,000	863,586
Advanced Micro-Fabrication Equipment Inc./China, Class A	14,859	582,933
AECC Aviation Power Co. Ltd., Class A	29,400	161,296
Agricultural Bank of China Ltd., Class A	1,417,700	1,584,156
Agricultural Bank of China Ltd., Class H	5,941,000	4,532,252
Aier Eye Hospital Group Co. Ltd., Class A	173,942	298,906
Akeso Inc.(a)(c)	137,000	1,994,841
Alibaba Group Holding Ltd.	3,722,064	79,200,818
Alibaba Health Information Technology Ltd.(a)	1,274,000	950,259
Aluminum Corp. of China Ltd., Class H	1,068,000	1,357,981
Anhui Conch Cement Co. Ltd., Class A	88,498	288,127
Anhui Conch Cement Co. Ltd., Class H	268,000	799,032
Anhui Gujing Distillery Co. Ltd., Class A	14,700	332,318
Anhui Gujing Distillery Co. Ltd., Class B	19,800	250,313
ANTA Sports Products Ltd.	279,600	2,918,501
APT Medical Inc., Class A	1,799	69,728
Autohome Inc., ADR	13,432	338,486
AviChina Industry & Technology Co. Ltd., Class H	565,000	287,808
Baidu Inc., Class A(a)	483,688	7,321,212
Bank of Beijing Co. Ltd., Class A	355,698	279,122
Bank of China Ltd., Class A	686,500	540,854
Bank of China Ltd., Class H	15,753,000	8,920,031
Bank of Communications Co. Ltd., Class A	1,011,300	1,020,006
Bank of Communications Co. Ltd., Class H	1,821,800	1,618,305
Bank of Jiangsu Co. Ltd., Class A	461,600	698,530
Bank of Nanjing Co. Ltd., Class A	166,100	263,714
Bank of Ningbo Co. Ltd., Class A	89,377	355,740
Bank of Shanghai Co. Ltd., Class A	351,999	468,930
Baoshan Iron & Steel Co. Ltd., Class A	519,096	537,244
Beijing Enterprises Holdings Ltd.	90,000	394,909
Beijing Enterprises Water Group Ltd.	810,000	260,342
Beijing Kingsoft Office Software Inc., Class A	7,000	352,768
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	920,300	670,136
BeOne Medicines Ltd., Class H(a)	192,376	4,625,162
Bilibili Inc., Class Z(a)	51,274	1,548,628
BOC Aviation Ltd.(c)	54,500	477,730
BOE Technology Group Co. Ltd., Class A	1,170,700	667,303
Bosideng International Holdings Ltd.	1,026,000	627,823

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® MSCI ACWI ex U.S. ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
BYD Co. Ltd., Class A	83,700	$1,185,235
BYD Co. Ltd., Class H	787,700	10,177,071
BYD Electronic International Co. Ltd.(b)	161,000	755,835
C&D International Investment Group Ltd.(b)	180,000	369,711
Cambricon Technologies Corp. Ltd., Class A(a)	5,800	1,119,386
CGN Power Co. Ltd., Class A	640,800	354,408
CGN Power Co. Ltd., Class H(c)	1,882,000	745,632
Changchun High-Tech Industry Group Co. Ltd., Class A	14,300	225,406
China CITIC Bank Corp. Ltd., Class H	1,902,000	1,814,709
China CITIC Financial Asset Management Co. Ltd., Class H(a)(c)	2,848,000	377,550
China Coal Energy Co. Ltd., Class H	390,000	549,371
China Common Rich Renewable Energy Investments Ltd., NVS(a)(d)	7,401	—
China Communications Services Corp. Ltd., Class H	534,000	320,033
China Construction Bank Corp., Class H	21,143,050	20,932,483
China CSSC Holdings Ltd., Class A	98,200	495,327
China Energy Engineering Corp. Ltd., Class A	802,900	271,623
China Everbright Bank Co. Ltd., Class A	1,129,300	529,486
China Everbright Bank Co. Ltd., Class H	566,000	232,200
China Feihe Ltd.(b)(c)	690,000	368,261
China Galaxy Securities Co. Ltd., Class A	92,300	227,813
China Galaxy Securities Co. Ltd., Class H	758,500	1,091,180
China Gas Holdings Ltd.(b)	674,800	694,063
China Hongqiao Group Ltd.	684,000	2,597,007
China International Capital Corp. Ltd., Class H(c)	362,000	984,838
China Life Insurance Co. Ltd., Class A	43,000	265,515
China Life Insurance Co. Ltd., Class H	1,618,000	5,102,348
China Literature Ltd.(a)(b)(c)	71,800	386,801
China Longyuan Power Group Corp. Ltd., Class H	709,000	656,609
China Mengniu Dairy Co. Ltd.	677,000	1,231,971
China Merchants Bank Co. Ltd., Class A	345,500	1,984,517
China Merchants Bank Co. Ltd., Class H	827,093	5,184,659
China Merchants Port Holdings Co. Ltd.	240,000	464,523
China Merchants Securities Co. Ltd., Class A	233,160	567,296
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	123,777	164,160
China Minsheng Banking Corp. Ltd., Class A	690,795	379,136
China Minsheng Banking Corp. Ltd., Class H	1,469,740	752,969
China National Building Material Co. Ltd., Class H	712,000	504,564
China National Nuclear Power Co. Ltd., Class A	410,500	517,428
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	56,200	400,854
China Oilfield Services Ltd., Class H	356,000	347,545
China Overseas Land & Investment Ltd.	753,000	1,263,680
China Pacific Insurance Group Co. Ltd., Class A	162,197	808,323
China Pacific Insurance Group Co. Ltd., Class H	505,800	2,050,539
China Petroleum & Chemical Corp., Class A	694,898	533,769
China Petroleum & Chemical Corp., Class H	4,975,000	2,646,223
China Power International Development Ltd.	1,182,000	509,558
China Railway Group Ltd., Class A	519,096	409,526
China Railway Group Ltd., Class H	562,000	285,090
China Resources Beer Holdings Co. Ltd.	338,500	1,157,849
China Resources Gas Group Ltd.	221,600	609,360
China Resources Land Ltd.	677,000	2,445,958
China Resources Mixc Lifestyle Services Ltd.(c)	118,800	621,576
China Resources Pharmaceutical Group Ltd.(b)(c)	341,500	218,848
China Resources Power Holdings Co. Ltd.(b)	444,000	1,061,737
China Ruyi Holdings Ltd.(a)(b)	2,392,000	852,686
China Shenhua Energy Co. Ltd., Class A	137,700	821,661
Security	Shares	Value
China (continued)
China Shenhua Energy Co. Ltd., Class H	660,500	$3,439,344
China State Construction Engineering Corp. Ltd., Class A	727,498	554,533
China State Construction International Holdings Ltd.	356,000	404,971
China Taiping Insurance Holdings Co. Ltd.	294,400	669,662
China Three Gorges Renewables Group Co. Ltd., Class A	438,300	261,469
China Tourism Group Duty Free Corp. Ltd., Class A	39,298	419,780
China Tower Corp. Ltd., Class H(c)	957,000	1,382,527
China United Network Communications Ltd., Class A	595,600	453,470
China Vanke Co. Ltd., Class A(a)	203,800	179,432
China Vanke Co. Ltd., Class H(a)(b)	388,500	220,101
China Yangtze Power Co. Ltd., Class A	383,449	1,512,725
Chongqing Changan Automobile Co. Ltd., Class A	111,900	194,641
Chongqing Rural Commercial Bank Co. Ltd., Class H	665,000	546,853
Chongqing Zhifei Biological Products Co. Ltd., Class A	33,500	96,796
Chow Tai Fook Jewellery Group Ltd.	475,200	930,072
CITIC Ltd.	1,195,000	1,847,028
CITIC Securities Co. Ltd., Class A	224,900	928,250
CITIC Securities Co. Ltd., Class H	312,325	1,189,049
CMOC Group Ltd., Class A	543,100	1,300,459
CMOC Group Ltd., Class H	777,000	1,682,172
Contemporary Amperex Technology Co. Ltd., Class A	60,260	3,290,001
Contemporary Amperex Technology Co. Ltd., Class H(b)	18,400	1,316,741
Cosco Shipping Holdings Co. Ltd., Class A	275,230	579,869
Cosco Shipping Holdings Co. Ltd., Class H	544,749	944,721
CRRC Corp. Ltd., Class A	697,000	749,620
CRRC Corp. Ltd., Class H	586,000	444,666
CSC Financial Co. Ltd., Class A	150,100	552,017
CSPC Pharmaceutical Group Ltd.	1,672,960	1,647,853
Daqin Railway Co. Ltd., Class A	357,100	287,224
East Money Information Co. Ltd., Class A	249,642	894,273
Eastroc Beverage Group Co. Ltd., Class A	6,800	267,226
ENN Energy Holdings Ltd.	161,000	1,402,836
Eoptolink Technology Inc. Ltd., Class A	14,000	671,696
Eve Energy Co. Ltd., Class A	35,600	415,757
Far East Horizon Ltd.	274,000	246,124
Focus Media Information Technology Co. Ltd., Class A	348,350	378,613
Foshan Haitian Flavouring & Food Co. Ltd., Class A	126,696	678,046
Fosun International Ltd.	452,500	287,038
Foxconn Industrial Internet Co. Ltd., Class A	176,000	1,772,347
Fuyao Glass Industry Group Co. Ltd., Class H(c)	146,400	1,303,740
Ganfeng Lithium Group Co. Ltd., Class A	77,400	750,230
GCL Technology Holdings Ltd.(a)(b)	4,719,000	824,926
GDS Holdings Ltd., Class A(a)	222,100	989,556
Geely Automobile Holdings Ltd.	1,397,000	3,314,116
Genscript Biotech Corp.(a)	266,000	552,121
GF Securities Co. Ltd., Class A	115,587	366,499
Giant Biogene Holding Co. Ltd.(c)	85,600	410,219
GoerTek Inc., Class A	72,800	335,242
Great Wall Motor Co. Ltd., Class H	569,500	1,108,871
Guangdong Investment Ltd.	612,000	581,389
Guotai Haitong Securities Co. Ltd.	318,557	867,148
Guotai Haitong Securities Co. Ltd., Class H(c)	317,984	609,298
H World Group Ltd., ADR	47,130	1,819,218
Haidilao International Holding Ltd.(b)(c)	401,000	660,812

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® MSCI ACWI ex U.S. ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
Haier Smart Home Co. Ltd., Class A	164,800	$620,554
Haier Smart Home Co. Ltd., Class A	474,800	1,543,994
Haitian International Holdings Ltd.	123,000	336,102
Hangzhou Tigermed Consulting Co. Ltd., Class A	18,100	152,067
Hansoh Pharmaceutical Group Co. Ltd.(c)	256,000	1,175,220
Henan Shuanghui Investment & Development Co. Ltd., Class A	90,100	325,562
Hengan International Group Co. Ltd.	111,500	390,505
Hengli Petrochemical Co. Ltd., Class A	281,600	709,728
Hithink RoyalFlush Information Network Co. Ltd., Class A	8,700	443,066
Horizon Robotics(a)(b)	882,600	999,554
Hua Hong Semiconductor Ltd.(a)(c)	153,000	1,568,279
Huaneng Power International Inc., Class H	892,000	736,890
Huatai Securities Co. Ltd., Class A	336,300	1,026,091
Huatai Securities Co. Ltd., Class H(c)	170,800	429,406
Huaxia Bank Co. Ltd., Class A	361,100	345,203
Hygon Information Technology Co. Ltd., Class A	36,215	1,166,144
Iflytek Co. Ltd., Class A	43,700	341,228
Industrial & Commercial Bank of China Ltd., Class A	959,140	1,048,060
Industrial & Commercial Bank of China Ltd., Class H	14,092,285	10,918,688
Industrial Bank Co. Ltd., Class A	316,142	898,222
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	138,399	532,799
Inner Mongolia Yitai Coal Co. Ltd., Class B	239,300	466,738
Innovent Biologics Inc.(a)(c)	315,000	3,533,542
J&T Global Express Ltd.(a)	506,600	650,031
JA Solar Technology Co. Ltd., Class A(a)	179,324	354,316
JD Health International Inc.(a)(c)	240,450	1,876,939
JD Logistics Inc.(a)(c)	409,400	667,405
JD.com Inc., Class A	527,558	8,709,970
Jiangsu Expressway Co. Ltd., Class H	218,000	265,397
Jiangsu Hengli Hydraulic Co. Ltd., Class A	38,600	520,594
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	124,356	1,118,690
Jiangsu Yanghe Distillery Co. Ltd., Class A	35,400	351,825
Jiangxi Copper Co. Ltd., Class H	325,000	1,356,043
Kanzhun Ltd., ADR	80,115	1,775,348
KE Holdings Inc., Class A	469,086	2,660,500
Kingdee International Software Group Co. Ltd.(a)	683,000	1,288,578
Kingsoft Corp. Ltd.	216,200	942,445
Kuaishou Technology(c)	585,100	5,432,264
Kunlun Energy Co. Ltd.	702,000	645,268
Kweichow Moutai Co. Ltd., Class A	16,700	3,354,373
Laopu Gold Co. Ltd., Class H(b)	6,000	528,156
Legend Biotech Corp., ADR(a)	15,638	506,671
Lenovo Group Ltd.	1,534,000	2,237,873
Lens Technology Co. Ltd., Class A	111,125	458,688
Li Auto Inc., Class A(a)	275,306	2,856,870
Li Ning Co. Ltd.	450,000	978,397
Longfor Group Holdings Ltd.(b)(c)	390,000	481,741
LONGi Green Energy Technology Co. Ltd., Class A(a)	248,496	736,109
Luxshare Precision Industry Co. Ltd., Class A	130,388	1,153,514
Luzhou Laojiao Co. Ltd., Class A	24,900	470,082
Mango Excellent Media Co. Ltd., Class A	61,400	253,957
Meitu Inc.(c)	752,000	835,167
Meituan, Class B(a)(c)	1,076,560	14,170,493
Midea Group Co. Ltd., Class A	82,600	886,010
Midea Group Co. Ltd., Class H	62,800	678,823
MINISO Group Holding Ltd.	112,832	603,277
Security	Shares	Value
China (continued)
MMG Ltd.(a)	924,000	$820,006
Montage Technology Co. Ltd., Class A	21,600	413,416
Muyuan Foods Co. Ltd., Class A	108,858	769,286
NARI Technology Co. Ltd., Class A	184,844	628,924
NAURA Technology Group Co. Ltd., Class A	11,880	678,735
NetEase Cloud Music Inc.(a)(c)	17,700	549,605
NetEase Inc.	377,585	10,595,308
New China Life Insurance Co. Ltd., Class A	68,100	648,137
New China Life Insurance Co. Ltd., Class H	193,300	1,221,580
New Hope Liuhe Co. Ltd., Class A	282,707	386,147
New Oriental Education & Technology Group Inc.(a)	272,910	1,631,935
Ningbo Deye Technology Co. Ltd., Class A	25,113	262,546
Ningbo Tuopu Group Co. Ltd., Class A	32,700	340,640
Ningxia Baofeng Energy Group Co. Ltd., Class A	197,900	512,480
NIO Inc., Class A(a)(b)	400,838	2,898,269
Nongfu Spring Co. Ltd., Class H(c)	453,000	3,011,339
OmniVision Integrated Circuits Group Inc.	24,385	447,388
Orient Overseas International Ltd.	24,000	415,342
Orient Securities Co. Ltd., Class A	113,400	173,411
PDD Holdings Inc., ADR(a)	152,989	20,633,626
People's Insurance Co. Group of China Ltd. (The), Class H	1,948,000	1,749,518
PetroChina Co. Ltd., Class A	207,100	266,306
PetroChina Co. Ltd., Class H	4,726,000	4,885,352
PICC Property & Casualty Co. Ltd., Class H	1,518,285	3,586,984
Ping An Bank Co. Ltd., Class A	414,100	658,006
Ping An Insurance Group Co. of China Ltd., Class A	186,406	1,513,758
Ping An Insurance Group Co. of China Ltd., Class H	1,437,000	10,381,364
Poly Developments and Holdings Group Co. Ltd., Class A	175,300	180,325
Pop Mart International Group Ltd.(c)	122,400	3,481,683
Postal Savings Bank of China Co. Ltd., Class A	507,000	409,310
Postal Savings Bank of China Co. Ltd., Class H(c)	1,925,000	1,356,375
Qfin Holdings, Inc.	26,669	644,056
Rongsheng Petrochemical Co. Ltd., Class A	187,150	267,706
SAIC Motor Corp. Ltd., Class A	176,300	411,897
Sany Heavy Industry Co. Ltd., Class A	161,027	500,379
Seres Group Co. Ltd., Class A	21,700	473,203
SF Holding Co. Ltd., Class A	85,500	483,976
Shaanxi Coal Industry Co. Ltd., Class A	159,300	507,583
Shandong Gold Mining Co. Ltd., Class A	164,100	827,300
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	450,000	314,995
Shanghai Pudong Development Bank Co. Ltd., Class A	554,000	894,419
Shanghai United Imaging Healthcare Co. Ltd., Class A	25,138	493,558
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	24,580	657,636
Shengyi Technology Co. Ltd., Class A	43,900	395,257
Shenwan Hongyuan Group Co. Ltd., Class A	1,011,906	777,061
Shenzhen Inovance Technology Co. Ltd., Class A	41,200	445,131
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	17,600	531,341
Shenzhou International Group Holdings Ltd.	171,100	1,476,902
Sichuan Biokin Pharmaceutical Co. Ltd., Class A(a)	6,363	333,346
Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd., Class H(a)(b)	10,900	626,595
Sino Biopharmaceutical Ltd.	2,334,000	2,126,115
Sinopharm Group Co. Ltd., Class H	285,200	710,880
Sinotruk Hong Kong Ltd.	132,500	442,661
Smoore International Holdings Ltd.(c)	373,000	628,179

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® MSCI ACWI ex U.S. ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
Sungrow Power Supply Co. Ltd., Class A	36,120	$962,320
Sunny Optical Technology Group Co. Ltd.	157,400	1,521,066
TAL Education Group, ADR(a)	101,065	1,239,057
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	269,525	357,950
Tencent Holdings Ltd.	1,395,100	113,320,761
Tencent Music Entertainment Group, ADR	128,295	2,863,544
Tingyi Cayman Islands Holding Corp.	414,000	568,020
Tongcheng Travel Holdings Ltd.(b)	282,800	778,211
Tongwei Co. Ltd., Class A(a)	140,600	488,905
TravelSky Technology Ltd., Class H	142,000	186,872
Trina Solar Co. Ltd., Class A(a)	132,668	379,164
Trip.com Group Ltd.	133,910	9,423,436
Tsingtao Brewery Co. Ltd., Class H	140,000	946,194
Victory Giant Technology Huizhou Co. Ltd., Class A	12,600	517,552
Vipshop Holdings Ltd., ADR	82,307	1,439,549
Wanhua Chemical Group Co. Ltd., Class A	63,131	554,891
Want Want China Holdings Ltd.	1,103,000	712,788
Weichai Power Co. Ltd., Class H	473,000	977,359
Wens Foodstuff Group Co. Ltd., Class A	152,260	388,096
Wharf Holdings Ltd. (The)	217,000	570,248
Wingtech Technology Co. Ltd., Class A(a)	35,500	224,038
Wuliangye Yibin Co. Ltd., Class A	60,700	1,013,953
WUS Printed Circuit Kunshan Co. Ltd., Class A	31,400	311,756
WuXi AppTec Co. Ltd., Class A	74,514	1,039,274
WuXi AppTec Co. Ltd., Class H(c)	42,636	595,758
Wuxi Biologics Cayman Inc.(a)(c)	803,000	3,745,267
WuXi XDC Cayman Inc.(a)	65,500	632,756
Xiaomi Corp., Class B(a)(c)	3,724,000	20,660,419
Xinyi Solar Holdings Ltd.(b)	1,088,000	501,347
XPeng Inc., Class A(a)	290,232	3,381,250
Yadea Group Holdings Ltd.(b)(c)	254,000	397,109
Yankuang Energy Group Co. Ltd., Class H	842,700	1,156,896
Yonyou Network Technology Co. Ltd., Class A(a)	105,300	230,745
Yunnan Baiyao Group Co. Ltd., Class A	66,398	528,220
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	13,600	340,019
Zhaojin Mining Industry Co. Ltd., Class H	361,000	1,344,197
Zhejiang Expressway Co. Ltd., Class H	395,840	386,422
Zhejiang Huayou Cobalt Co. Ltd., Class A	45,900	417,865
Zhejiang Leapmotor Technology Co. Ltd., Class H(a)(c)	112,672	843,990
Zhongji Innolight Co. Ltd., Class A	21,200	1,397,972
Zhuzhou CRRC Times Electric Co. Ltd., Class H	114,200	580,378
Zijin Mining Group Co. Ltd., Class A	386,200	1,650,066
Zijin Mining Group Co. Ltd., Class H	1,224,000	5,063,703
ZTE Corp., Class A	53,500	326,128
ZTE Corp., Class H(b)	153,800	649,657
ZTO Express Cayman Inc.	89,179	1,645,244
		628,417,963
Colombia — 0.0%
Grupo Cibest SA	43,316	702,330
Interconexion Electrica SA ESP	95,589	619,956
		1,322,286
Czech Republic — 0.1%
CEZ A/S	32,473	1,988,944
Komercni Banka AS	16,811	859,985
Moneta Money Bank AS(c)	63,542	537,851
		3,386,780
Denmark — 1.1%
AP Moller - Maersk A/S, Class A	737	1,519,071
Security	Shares	Value
Denmark (continued)
AP Moller - Maersk A/S, Class B, NVS(b)	737	$1,515,218
Carlsberg A/S, Class B	20,540	2,415,084
Coloplast A/S, Class B	27,382	2,476,549
Danske Bank A/S	143,624	6,419,016
Demant A/S(a)	17,128	569,851
DSV A/S	44,434	9,482,583
Genmab A/S(a)	13,020	3,713,666
Novo Nordisk A/S, Class B	698,408	34,383,793
Novonesis Novozymes B, Class B	76,751	4,586,609
Orsted A/S(a)(c)	118,898	2,129,373
Pandora A/S	17,836	2,386,612
Rockwool AS, Class B	20,153	690,556
Tryg A/S	75,690	1,865,681
Vestas Wind Systems A/S	220,733	4,514,454
		78,668,116
Egypt — 0.0%
Commercial International Bank - Egypt (CIB)	462,852	1,033,557
Eastern Co. SAE	263,319	250,777
		1,284,334
Finland — 0.5%
Elisa OYJ	30,854	1,359,557
Fortum OYJ	94,104	2,098,512
Kesko OYJ, Class B	62,022	1,308,330
Kone OYJ, Class B	74,853	5,001,156
Metso OYJ	140,407	2,302,533
Neste OYJ	92,154	1,909,492
Nokia OYJ	1,147,494	7,827,397
Orion OYJ, Class B	23,676	1,653,365
Sampo OYJ, Class A	536,579	5,980,885
Stora Enso OYJ, Class R	123,289	1,435,596
UPM-Kymmene OYJ	112,005	3,005,352
Wartsila OYJ Abp	110,259	3,607,354
		37,489,529
France — 6.6%
Accor SA	38,834	1,975,597
Aeroports de Paris SA	7,550	1,035,716
Air Liquide SA	125,710	24,329,771
Airbus SE	129,193	31,855,251
Alstom SA(a)	75,371	1,884,846
Amundi SA(c)	13,486	999,749
ArcelorMittal SA	102,423	3,910,105
Arkema SA	13,117	778,660
AXA SA	384,690	16,691,086
BioMerieux	9,189	1,183,089
BNP Paribas SA	220,121	17,050,122
Bollore SE	180,565	1,005,455
Bouygues SA	44,110	1,991,042
Bureau Veritas SA	72,956	2,397,512
Capgemini SE	34,419	5,295,204
Carrefour SA	117,260	1,766,046
Cie de Saint-Gobain SA	99,348	9,642,916
Cie Generale des Etablissements Michelin SCA	147,078	4,698,467
Covivio SA/France	11,309	725,561
Credit Agricole SA	230,843	4,167,032
Danone SA	139,420	12,313,103
Dassault Aviation SA	4,263	1,373,731
Dassault Systemes SE	142,223	4,047,345
Edenred SE	56,188	1,615,077
Eiffage SA	14,809	1,822,244
Engie SA	394,108	9,227,232
EssilorLuxottica SA	64,928	23,777,844

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® MSCI ACWI ex U.S. ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
France (continued)
Eurofins Scientific SE	25,591	$1,804,920
Euronext NV(c)	17,774	2,540,113
FDJ UNITED	23,828	694,279
Gecina SA	9,761	907,102
Getlink SE	67,475	1,231,636
Hermes International SCA	6,911	17,100,986
Ipsen SA	8,584	1,206,320
Kering SA	16,391	5,820,721
Klepierre SA	45,461	1,737,362
Legrand SA	57,188	9,875,665
L'Oreal SA	51,843	21,634,670
LVMH Moet Hennessy Louis Vuitton SE	54,092	38,233,447
Orange SA	406,206	6,497,819
Pernod Ricard SA	45,318	4,438,468
Publicis Groupe SA	50,407	5,052,249
Renault SA	41,193	1,600,726
Rexel SA	50,238	1,742,001
Safran SA	77,894	27,677,165
Sanofi SA	239,511	24,229,599
Sartorius Stedim Biotech	6,141	1,468,739
Schneider Electric SE	118,909	33,880,715
Societe Generale SA	158,401	10,045,888
Sodexo SA	19,001	1,052,094
STMicroelectronics NV	146,905	3,607,382
Teleperformance SE	12,068	861,758
Thales SA	20,569	5,865,308
TotalEnergies SE	440,713	27,515,925
Unibail-Rodamco-Westfield, New	28,312	2,927,552
Veolia Environnement SA	134,957	4,459,938
Vinci SA	106,146	14,193,445
		467,463,795
Germany — 5.6%
adidas AG	36,982	6,992,644
Allianz SE, Registered	83,662	33,618,872
BASF SE	191,109	9,429,666
Bayer AG, Registered	213,884	6,652,752
Bayerische Motoren Werke AG	61,200	5,706,584
Beiersdorf AG	21,755	2,306,335
Brenntag SE	26,035	1,445,951
Commerzbank AG	168,944	6,160,186
Continental AG	24,174	1,847,181
Covestro AG, NVS(a)	39,256	2,742,055
CTS Eventim AG & Co. KGaA	13,948	1,249,620
Daimler Truck Holding AG	104,444	4,186,393
Delivery Hero SE, Class A(a)(c)	42,260	1,073,393
Deutsche Bank AG, Registered	397,991	14,248,145
Deutsche Boerse AG	41,022	10,388,410
Deutsche Lufthansa AG, Registered	142,395	1,248,362
Deutsche Post AG, Registered	209,635	9,631,963
Deutsche Telekom AG, Registered	759,332	23,520,438
E.ON SE	488,423	9,087,782
Evonik Industries AG	56,423	945,539
Fresenius Medical Care AG	46,848	2,515,140
Fresenius SE & Co. KGaA	91,266	5,251,715
GEA Group AG	34,033	2,434,300
Hannover Rueck SE	13,143	3,752,043
Heidelberg Materials AG	29,201	6,850,657
Henkel AG & Co. KGaA	23,809	1,777,901
Hensoldt AG	13,570	1,446,530
Infineon Technologies AG	284,909	11,308,863
Knorr-Bremse AG	16,140	1,501,794
LEG Immobilien SE	16,055	1,223,619
Security	Shares	Value
Germany (continued)
Mercedes-Benz Group AG	155,588	$10,095,255
Merck KGaA	27,917	3,656,948
MTU Aero Engines AG	11,622	5,079,105
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	28,282	17,497,900
Nemetschek SE	12,793	1,478,238
QIAGEN NV	47,468	2,234,322
Rational AG	1,129	828,233
Rheinmetall AG	9,993	19,644,081
RWE AG	136,975	6,743,350
SAP SE	226,143	58,813,543
Scout24 SE(c)	16,656	1,926,204
Siemens AG, Registered	164,877	46,725,680
Siemens Energy AG(a)	147,814	18,415,452
Siemens Healthineers AG(c)	73,651	4,128,134
Symrise AG, Class A	29,770	2,461,949
Talanx AG(a)	13,569	1,652,315
Vonovia SE	163,051	4,900,620
Zalando SE(a)(c)	47,414	1,328,662
		398,154,824
Greece — 0.2%
Alpha Bank SA	455,428	1,785,373
Eurobank Ergasias Services and Holdings SA	572,437	2,153,281
Hellenic Telecommunications Organization SA	34,927	655,887
Jumbo SA	26,249	833,248
National Bank of Greece SA	177,733	2,612,411
OPAP SA	37,528	776,457
Piraeus Financial Holdings SA	233,712	1,825,340
Public Power Corp. SA	37,061	643,644
		11,285,641
Hong Kong — 1.2%
AIA Group Ltd.	2,325,800	22,631,731
BOC Hong Kong Holdings Ltd.	797,000	3,916,233
CK Asset Holdings Ltd.	383,560	1,897,565
CK Infrastructure Holdings Ltd.	142,500	926,871
CLP Holdings Ltd.	371,000	3,164,394
Futu Holdings Ltd., ADR	13,212	2,629,716
Galaxy Entertainment Group Ltd.	447,000	2,227,101
Hang Seng Bank Ltd.	165,900	3,234,211
Henderson Land Development Co. Ltd.	296,617	1,043,425
HKT Trust & HKT Ltd., Class SS	824,000	1,203,181
Hong Kong & China Gas Co. Ltd.	2,552,748	2,375,720
Hong Kong Exchanges & Clearing Ltd.	252,400	13,756,528
Hongkong Land Holdings Ltd.	235,200	1,437,146
Jardine Matheson Holdings Ltd.	32,700	1,919,966
Link REIT	555,320	2,891,893
MTR Corp. Ltd.(b)	328,000	1,203,330
Power Assets Holdings Ltd.	318,000	2,020,172
Sands China Ltd.	506,400	1,319,808
Sino Land Co. Ltd.	828,000	1,028,488
SITC International Holdings Co. Ltd.	283,000	1,042,328
Sun Hung Kai Properties Ltd.(b)	300,500	3,656,720
Swire Pacific Ltd., Class A	80,000	660,746
Techtronic Industries Co. Ltd.	329,500	3,843,290
WH Group Ltd.(c)	1,754,000	1,687,202
Wharf Real Estate Investment Co. Ltd.	340,000	967,714
		82,685,479
Hungary — 0.1%
MOL Hungarian Oil & Gas PLC	100,588	884,854
OTP Bank Nyrt	48,631	4,642,092

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® MSCI ACWI ex U.S. ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Hungary (continued)
Richter Gedeon Nyrt	29,852	$919,562
		6,446,508
India — 4.7%
ABB India Ltd.	11,912	700,150
Adani Enterprises Ltd.	36,258	1,012,242
Adani Ports & Special Economic Zone Ltd.	113,012	1,848,208
Adani Power Ltd.(a)	635,117	1,128,017
Alkem Laboratories Ltd.	9,189	569,483
Ambuja Cements Ltd.	135,207	859,780
APL Apollo Tubes Ltd.	42,731	861,870
Apollo Hospitals Enterprise Ltd.	22,495	1,946,755
Ashok Leyland Ltd.	725,204	1,154,879
Asian Paints Ltd.	82,862	2,345,180
Astral Ltd.	23,176	378,378
AU Small Finance Bank Ltd.(c)	70,126	692,869
Aurobindo Pharma Ltd.	65,523	840,519
Avenue Supermarts Ltd.(a)(c)	34,399	1,608,405
Axis Bank Ltd.	503,168	6,982,716
Bajaj Auto Ltd.	14,899	1,491,688
Bajaj Finance Ltd.	600,416	7,051,648
Bajaj Finserv Ltd.	85,217	2,002,860
Bajaj Holdings & Investment Ltd.	5,871	813,578
Balkrishna Industries Ltd.	17,767	455,831
Bank of Baroda	226,802	710,764
Bharat Electronics Ltd.	771,023	3,697,222
Bharat Forge Ltd.	54,805	817,168
Bharat Heavy Electricals Ltd.	237,487	709,489
Bharat Petroleum Corp. Ltd.	335,024	1,344,017
Bharti Airtel Ltd.	544,345	12,604,952
Bosch Ltd.	1,873	784,855
Britannia Industries Ltd.	23,160	1,522,715
BSE Ltd.	21,498	600,561
Canara Bank	324,570	500,470
CG Power & Industrial Solutions Ltd.	142,473	1,181,258
Cholamandalam Investment and Finance Co. Ltd.	86,930	1,661,235
Cipla Ltd.	115,602	1,954,810
Coal India Ltd.	391,132	1,711,013
Colgate-Palmolive India Ltd.	32,289	815,652
Container Corp. of India Ltd.	84,057	516,147
Coromandel International Ltd.	25,433	608,169
Cummins India Ltd.	30,490	1,490,635
Dabur India Ltd.	114,382	627,942
Divi's Laboratories Ltd.	26,162	1,986,188
Dixon Technologies India Ltd.	8,157	1,422,573
DLF Ltd.	171,398	1,459,075
Dr Reddy's Laboratories Ltd.	129,804	1,746,546
Eicher Motors Ltd.	30,053	2,370,052
Eternal Ltd.(a)	541,939	1,934,136
FSN E-Commerce Ventures Ltd.(a)	172,647	481,791
GAIL India Ltd.	518,021	1,065,733
GMR Airports Infrastructure Ltd.(a)	556,698	588,345
Godrej Consumer Products Ltd.	90,940	1,145,339
Godrej Properties Ltd.(a)	33,615	865,522
Grasim Industries Ltd.	63,981	2,082,474
Havells India Ltd.	57,316	964,551
HCL Technologies Ltd.	200,122	3,472,344
HDFC Asset Management Co. Ltd.(c)	20,621	1,249,064
HDFC Bank Ltd.	2,450,350	27,245,052
HDFC Life Insurance Co. Ltd.(c)	196,531	1,618,797
Hero MotoCorp Ltd.	26,022	1,624,301
Hindalco Industries Ltd.	297,655	2,838,977
Hindustan Aeronautics Ltd.	44,357	2,336,679
Security	Shares	Value
India (continued)
Hindustan Petroleum Corp. Ltd.	200,704	$1,073,742
Hindustan Unilever Ltd.	173,930	4,830,426
Hitachi Energy India Ltd.	2,817	563,672
Hyundai Motor India Ltd.	37,728	1,035,912
ICICI Bank Ltd.	1,119,076	16,956,951
ICICI Lombard General Insurance Co. Ltd.(c)	44,901	1,008,089
ICICI Prudential Life Insurance Co. Ltd.(c)	88,673	590,121
IDFC First Bank Ltd.	711,405	655,039
Indian Hotels Co. Ltd., Class A	190,659	1,592,009
Indian Oil Corp. Ltd.	624,697	1,165,761
Indian Railway Catering & Tourism Corp. Ltd.	68,353	553,131
Indus Towers Ltd.(a)	285,754	1,170,997
IndusInd Bank Ltd.(a)	130,186	1,165,512
Info Edge India Ltd.	86,302	1,339,033
Infosys Ltd.	719,652	11,990,906
InterGlobe Aviation Ltd.(c)	42,689	2,704,717
ITC Ltd.	641,762	3,037,798
Jindal Stainless Ltd.	82,362	698,888
Jindal Steel Ltd.	97,540	1,171,055
Jio Financial Services Ltd.	622,812	2,152,579
JSW Energy Ltd.	102,244	607,134
JSW Steel Ltd.	141,289	1,918,550
Jubilant Foodworks Ltd.	93,324	628,134
Kalyan Jewellers India Ltd.	91,253	523,385
Kotak Mahindra Bank Ltd.	236,695	5,607,017
Larsen & Toubro Ltd.	142,946	6,486,094
Lodha Developers Ltd.(c)	70,162	947,766
LTIMindtree Ltd.(c)	13,318	851,911
Lupin Ltd.	51,199	1,133,425
Mahindra & Mahindra Ltd.	204,086	8,014,061
Mankind Pharma Ltd.	27,957	750,441
Marico Ltd.	125,453	1,016,947
Maruti Suzuki India Ltd.	28,018	5,102,514
Max Healthcare Institute Ltd.	171,389	2,216,036
Mphasis Ltd.	18,591	577,862
MRF Ltd.	534	947,074
Muthoot Finance Ltd.	24,550	879,630
Nestle India Ltd.	143,272	2,053,447
NHPC Ltd., NVS	804,186	767,727
NMDC Ltd.	697,373	594,925
NTPC Ltd.	926,998	3,516,097
Oberoi Realty Ltd.	28,065	561,889
Oil & Natural Gas Corp. Ltd.	677,371	1,949,302
Oil India Ltd.	108,509	529,844
Oracle Financial Services Software Ltd.	4,752	455,427
Page Industries Ltd.	1,376	638,299
PB Fintech Ltd.(a)	79,361	1,593,086
Persistent Systems Ltd., NVS	23,557	1,567,674
Petronet LNG Ltd.	171,787	543,956
Phoenix Mills Ltd. (The)	44,377	841,073
PI Industries Ltd.	19,483	784,997
Pidilite Industries Ltd.	70,230	1,142,996
Polycab India Ltd.	12,276	1,064,794
Power Finance Corp. Ltd.	327,213	1,485,746
Power Grid Corp. of India Ltd.	987,369	3,203,503
Prestige Estates Projects Ltd.	36,995	726,577
Punjab National Bank	486,628	673,216
Rail Vikas Nigam Ltd.	115,689	427,830
REC Ltd.	297,369	1,254,906
Reliance Industries Ltd.	1,311,345	21,942,527
Samvardhana Motherson International Ltd.	908,590	1,077,576
SBI Cards & Payment Services Ltd.	52,324	517,898

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® MSCI ACWI ex U.S. ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
India (continued)
SBI Life Insurance Co. Ltd.(c)	97,867	$2,153,277
Shree Cement Ltd.	1,672	532,803
Shriram Finance Ltd.	305,437	2,575,750
Siemens Ltd.	19,242	670,384
Solar Industries India Ltd.	6,554	1,024,002
SRF Ltd.	29,847	985,156
State Bank of India	386,754	4,083,139
Sun Pharmaceutical Industries Ltd.	208,427	3,973,210
Sundaram Finance Ltd.	15,004	777,239
Supreme Industries Ltd.	13,685	586,819
Suzlon Energy Ltd.(a)	2,059,097	1,375,011
Swiggy Ltd.(a)	174,409	804,505
Tata Communications Ltd.	25,080	529,636
Tata Consultancy Services Ltd.	195,983	6,745,090
Tata Consumer Products Ltd.	131,983	1,731,428
Tata Elxsi Ltd.	7,582	465,695
Tata Motors Ltd. /new, NVS(a)	431,526	1,267,532
Tata Motors Passenger Vehicles Limited	436,638	2,015,317
Tata Power Co. Ltd. (The)	367,415	1,674,557
Tata Steel Ltd.	1,613,472	3,320,551
Tech Mahindra Ltd.	111,445	1,786,327
Titan Co. Ltd.	74,724	3,153,191
Torrent Pharmaceuticals Ltd.	23,412	938,899
Torrent Power Ltd.	38,696	573,297
Trent Ltd.	38,967	2,058,325
Tube Investments of India Ltd.	25,207	857,484
TVS Motor Co. Ltd.	48,048	1,897,644
UltraTech Cement Ltd.	24,825	3,338,228
Union Bank of India Ltd.	339,190	567,914
United Spirits Ltd.	65,481	1,055,854
UPL Ltd.	111,773	906,505
Varun Beverages Ltd.	311,312	1,645,094
Vedanta Ltd.	305,425	1,695,579
Vishal Mega Mart Ltd.(a)	399,791	650,758
Vodafone Idea Ltd.(a)	6,735,413	662,531
Voltas Ltd.	46,973	731,489
WAAREE Energies Ltd.	18,947	730,850
Wipro Ltd.	548,679	1,485,925
Yes Bank Ltd.(a)	3,173,056	812,872
Zydus Lifesciences Ltd.	55,625	611,078
		334,132,245
Indonesia — 0.4%
Amman Mineral Internasional PT(a)	3,150,000	1,343,636
Astra International Tbk PT	4,133,100	1,528,269
Bank Central Asia Tbk PT	11,984,400	6,135,912
Bank Mandiri Persero Tbk PT	8,561,268	2,425,523
Bank Negara Indonesia Persero Tbk PT	3,324,400	873,766
Bank Rakyat Indonesia Persero Tbk PT	14,862,416	3,555,391
Barito Pacific Tbk PT(a)	4,786,088	991,889
Chandra Asri Pacific Tbk PT	1,721,448	719,140
Charoen Pokphand Indonesia Tbk PT	1,818,500	510,327
Dian Swastatika Sentosa Tbk PT(a)	216,700	1,102,069
GoTo Gojek Tokopedia Tbk PT(a)	188,311,300	676,503
Indofood CBP Sukses Makmur Tbk PT	637,800	333,319
Indofood Sukses Makmur Tbk PT	808,000	359,572
Kalbe Farma Tbk PT	5,723,300	438,986
Petrindo Jaya Kreasi Tbk PT	4,809,200	580,627
Sumber Alfaria Trijaya Tbk PT	5,288,700	638,621
Telkom Indonesia Persero Tbk PT	10,540,500	2,038,898
United Tractors Tbk PT	293,545	474,626
		24,727,074
Security	Shares	Value
Ireland — 0.3%
AIB Group PLC	403,677	$3,720,419
Bank of Ireland Group PLC	211,152	3,457,185
Kerry Group PLC, Class A	32,808	2,992,836
Kingspan Group PLC	34,738	2,601,122
Ryanair Holdings PLC	184,650	5,590,392
		18,361,954
Israel — 0.7%
Azrieli Group Ltd.	11,059	1,166,747
Bank Hapoalim BM	268,297	5,441,776
Bank Leumi Le-Israel BM	323,622	6,568,222
Check Point Software Technologies Ltd.(a)	18,719	3,662,934
CyberArk Software Ltd.(a)	10,291	5,359,347
Elbit Systems Ltd.	6,159	2,917,386
ICL Group Ltd.	155,091	1,015,922
Isracard Ltd.	1	2
Israel Discount Bank Ltd., Class A	284,519	2,843,421
Mizrahi Tefahot Bank Ltd.	35,879	2,332,765
Monday.com Ltd.(a)(b)	9,074	1,862,348
Nice Ltd.(a)	13,611	1,856,648
Nova Ltd.(a)	6,343	2,203,307
Phoenix Financial Ltd.	44,545	1,714,850
Teva Pharmaceutical Industries Ltd., ADR(a)	251,218	5,144,945
Wix.com Ltd.(a)	11,875	1,728,287
		45,818,907
Italy — 2.0%
Banca Mediolanum SpA	48,600	977,077
Banca Monte dei Paschi di Siena SpA	414,033	3,631,270
Banco BPM SpA	262,988	3,831,589
BPER Banca SpA	316,277	3,789,598
Davide Campari-Milano NV	123,453	859,464
Enel SpA	1,733,933	17,540,045
Eni SpA	436,610	8,050,858
Ferrari NV	27,371	10,961,002
FinecoBank Banca Fineco SpA	132,520	3,032,077
Generali	189,102	7,279,649
Infrastrutture Wireless Italiane SpA(c)	85,801	942,812
Intesa Sanpaolo SpA	3,119,510	20,106,300
Leonardo SpA	87,419	5,143,269
Moncler SpA	51,526	3,091,011
Nexi SpA(c)	134,035	706,715
Poste Italiane SpA(c)	100,261	2,417,282
Prysmian SpA	62,041	6,468,625
Recordati Industria Chimica e Farmaceutica SpA	22,515	1,340,132
Snam SpA	458,166	2,825,791
Stellantis NV	429,828	4,371,285
Telecom Italia SpA/Milano(a)	2,342,088	1,380,995
Tenaris SA, NVS	92,036	1,829,203
Terna - Rete Elettrica Nazionale	302,115	3,097,909
UniCredit SpA	303,622	22,482,186
Unipol Assicurazioni SpA	85,627	1,874,660
		138,030,804
Japan — 13.8%
Advantest Corp.	166,200	24,887,751
Aeon Co. Ltd.	482,700	7,634,722
AGC Inc.	44,500	1,390,314
Aisin Corp.	107,800	1,937,187
Ajinomoto Co. Inc.	196,200	5,564,683
ANA Holdings Inc.	31,500	590,379
Asahi Group Holdings Ltd.	315,300	3,399,508
Asahi Kasei Corp.	262,900	2,014,371
Asics Corp.	151,800	3,865,460

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® MSCI ACWI ex U.S. ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Astellas Pharma Inc.	395,000	$4,134,713
Bandai Namco Holdings Inc.	128,700	4,005,451
Bridgestone Corp.	124,900	5,452,525
Canon Inc.	191,800	5,508,078
Capcom Co. Ltd.	79,300	2,070,769
Central Japan Railway Co.	162,900	3,988,071
Chiba Bank Ltd. (The)	115,000	1,122,139
Chubu Electric Power Co. Inc.	138,500	1,925,947
Chugai Pharmaceutical Co. Ltd.	145,700	6,668,358
Dai Nippon Printing Co. Ltd.	83,300	1,390,308
Daifuku Co. Ltd.	69,400	2,212,249
Dai-ichi Life Holdings Inc.	755,700	5,304,254
Daiichi Sankyo Co. Ltd.	369,100	8,817,104
Daikin Industries Ltd.	56,800	6,599,025
Daito Trust Construction Co. Ltd.	58,600	1,095,589
Daiwa House Industry Co. Ltd.	122,000	4,139,222
Daiwa Securities Group Inc.	296,900	2,284,928
Denso Corp.	374,600	5,233,829
Disco Corp.	19,700	6,542,034
East Japan Railway Co.	209,900	5,126,806
Eisai Co. Ltd.	54,700	1,624,622
ENEOS Holdings Inc.	595,700	3,758,100
FANUC Corp.	203,000	6,774,398
Fast Retailing Co. Ltd.	40,200	14,758,213
Fuji Electric Co. Ltd.	27,900	1,992,656
FUJIFILM Holdings Corp.	242,500	5,620,346
Fujikura Ltd.	54,900	7,475,954
Fujitsu Ltd.	377,300	9,832,603
Hankyu Hanshin Holdings Inc.	52,200	1,401,777
Hikari Tsushin Inc.	4,000	1,059,545
Hitachi Ltd.	996,300	34,032,591
Honda Motor Co. Ltd.	854,600	8,637,650
Hoya Corp.	74,300	12,068,698
Hulic Co. Ltd.	91,800	948,419
Idemitsu Kosan Co. Ltd.	199,560	1,387,690
IHI Corp.	224,200	4,641,857
Inpex Corp.	193,000	3,561,259
Isuzu Motors Ltd.	119,500	1,466,299
ITOCHU Corp.	255,700	14,810,975
Japan Airlines Co. Ltd.	26,200	472,003
Japan Exchange Group Inc.	227,700	2,539,120
Japan Post Bank Co. Ltd.	395,400	4,430,488
Japan Post Holdings Co. Ltd.	378,000	3,542,257
Japan Post Insurance Co. Ltd.	41,100	1,062,941
Japan Tobacco Inc.	257,000	8,952,051
JFE Holdings Inc.	116,000	1,329,385
Kajima Corp.	93,800	3,023,903
Kansai Electric Power Co. Inc. (The)	200,000	3,120,030
Kao Corp.	97,800	4,138,859
Kawasaki Heavy Industries Ltd.	32,700	2,618,505
Kawasaki Kisen Kaisha Ltd.	82,500	1,182,023
KDDI Corp.	671,200	10,699,162
Keyence Corp.	41,800	15,513,422
Kikkoman Corp.	139,100	1,107,658
Kirin Holdings Co. Ltd.	162,500	2,285,192
Kobe Bussan Co. Ltd.	35,300	819,105
Komatsu Ltd.	199,600	6,676,809
Konami Group Corp.	21,600	3,597,160
Kubota Corp.	199,800	2,586,842
Kyocera Corp.	288,300	3,825,567
Kyowa Kirin Co. Ltd.	54,200	839,235
Lasertec Corp.	17,000	3,451,548
Security	Shares	Value
Japan (continued)
LY Corp.	627,300	$1,843,331
M3 Inc.	97,500	1,366,448
Makita Corp.	48,400	1,463,197
Marubeni Corp.	307,700	7,562,042
MatsukiyoCocokara & Co.	70,700	1,281,096
MEIJI Holdings Co. Ltd.	55,680	1,071,837
Minebea Mitsumi Inc.	76,300	1,507,975
Mitsubishi Chemical Group Corp.	288,100	1,504,912
Mitsubishi Corp.	702,000	16,856,879
Mitsubishi Electric Corp.	411,900	11,694,907
Mitsubishi Estate Co. Ltd.	238,200	5,047,905
Mitsubishi HC Capital Inc.	171,500	1,341,588
Mitsubishi Heavy Industries Ltd.	696,900	21,039,181
Mitsubishi UFJ Financial Group Inc.	2,485,400	37,542,631
Mitsui & Co. Ltd.	533,600	13,122,088
Mitsui Fudosan Co. Ltd.	583,800	6,078,759
Mitsui OSK Lines Ltd.	74,100	2,201,631
Mizuho Financial Group Inc.	544,460	18,236,940
MonotaRO Co. Ltd.	56,300	785,503
MS&AD Insurance Group Holdings Inc.	276,800	5,706,082
Murata Manufacturing Co. Ltd.	368,500	7,945,196
NEC Corp.	284,100	10,318,522
Nexon Co. Ltd.	72,200	1,472,482
Nidec Corp.	176,500	2,147,436
Nintendo Co. Ltd.	238,600	20,350,167
Nippon Building Fund Inc.	1,636	1,509,566
Nippon Paint Holdings Co. Ltd.	199,700	1,270,296
Nippon Sanso Holdings Corp.	39,300	1,305,224
Nippon Steel Corp.	1,013,630	4,178,211
Nippon Yusen KK	93,100	3,215,053
Nissan Motor Co. Ltd.(a)(b)	523,900	1,197,495
Nissin Foods Holdings Co. Ltd.	39,800	718,464
Nitori Holdings Co. Ltd.	84,600	1,370,705
Nitto Denko Corp.	151,400	3,770,595
Nomura Holdings Inc.	675,500	4,820,435
Nomura Research Institute Ltd.	83,600	3,228,051
NTT Inc.	6,347,400	6,533,084
Obayashi Corp.	141,700	2,397,201
Obic Co. Ltd.	68,900	2,137,352
Olympus Corp.	250,300	3,080,433
Oracle Corp./Japan	8,900	820,489
Oriental Land Co. Ltd./Japan	238,100	4,818,588
ORIX Corp.	248,800	6,086,153
Osaka Gas Co. Ltd.	75,400	2,372,449
Otsuka Corp.	42,800	846,159
Otsuka Holdings Co. Ltd.	93,900	5,110,413
Pan Pacific International Holdings Corp.	438,900	2,610,844
Panasonic Holdings Corp.	512,000	5,949,043
Rakuten Group Inc.(a)	314,400	2,056,869
Recruit Holdings Co. Ltd.	288,900	14,325,954
Renesas Electronics Corp.	363,700	4,491,537
Resona Holdings Inc.	459,900	4,433,930
Ryohin Keikaku Co. Ltd.	111,800	2,298,970
Sanrio Co. Ltd.	38,400	1,777,089
SBI Holdings Inc.	61,100	2,730,377
SCREEN Holdings Co. Ltd.	19,500	1,848,555
SCSK Corp.	30,800	1,131,796
Secom Co. Ltd.	90,700	3,066,096
Sekisui Chemical Co. Ltd.	76,700	1,328,772
Sekisui House Ltd.	132,200	2,836,386
Seven & i Holdings Co. Ltd.	448,600	5,706,100
SG Holdings Co. Ltd.	67,400	619,506

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® MSCI ACWI ex U.S. ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Shimadzu Corp.	55,200	$1,484,077
Shimano Inc.	15,800	1,655,300
Shin-Etsu Chemical Co. Ltd.	361,700	10,872,314
Shionogi & Co. Ltd.	161,400	2,707,097
Shiseido Co. Ltd.	85,800	1,445,203
SMC Corp.	12,300	4,210,566
SoftBank Corp.	6,312,900	8,970,618
SoftBank Group Corp.	206,900	36,304,437
Sompo Holdings Inc.	192,400	5,863,479
Sony Financial Holdings Inc.(a)	1,334,900	1,346,074
Sony Group Corp.	1,333,100	37,126,274
Subaru Corp.	124,000	2,637,867
Sumitomo Corp.	239,900	6,978,917
Sumitomo Electric Industries Ltd.	154,200	5,621,732
Sumitomo Metal Mining Co. Ltd.	54,500	1,782,828
Sumitomo Mitsui Financial Group Inc.	798,400	21,615,714
Sumitomo Mitsui Trust Group Inc.	136,800	3,757,424
Sumitomo Realty & Development Co. Ltd.	66,800	2,852,159
Suntory Beverage & Food Ltd.	30,800	932,306
Suzuki Motor Corp.	340,300	5,080,295
Sysmex Corp.	111,000	1,237,379
T&D Holdings Inc.	107,300	2,304,323
Taisei Corp.	34,200	2,488,438
Takeda Pharmaceutical Co. Ltd.	346,613	9,354,216
TDK Corp.	421,100	7,357,545
Terumo Corp.	292,200	4,716,375
TIS Inc.	45,400	1,564,068
Toho Co. Ltd./Tokyo	24,000	1,406,804
Tokio Marine Holdings Inc.	395,800	14,760,636
Tokyo Electron Ltd.	97,000	21,385,610
Tokyo Gas Co. Ltd.	73,400	2,575,913
Tokyo Metro Co. Ltd.(b)	66,700	701,158
Tokyu Corp.	109,800	1,221,856
Toppan Holdings Inc.	53,500	1,308,494
Toray Industries Inc.	294,600	1,803,668
Toyota Industries Corp.	35,200	3,826,314
Toyota Motor Corp.	2,055,900	41,913,889
Toyota Tsusho Corp.	150,000	4,584,934
Trend Micro Inc./Japan	27,800	1,418,702
Unicharm Corp.	240,100	1,485,532
West Japan Railway Co.	99,000	2,034,660
Yakult Honsha Co. Ltd.	64,500	965,617
Yamaha Motor Co. Ltd.	204,500	1,473,374
Yokogawa Electric Corp.	49,900	1,492,731
Yokohama Financial Group, Inc.	227,000	1,648,981
Zensho Holdings Co. Ltd.	21,000	1,307,587
ZOZO Inc.	102,700	887,791
		976,530,942
Kuwait — 0.2%
Boubyan Bank KSCP	422,233	985,554
Gulf Bank KSCP	415,990	475,998
Kuwait Finance House KSCP	2,375,656	6,218,914
Mabanee Co. KPSC	134,970	443,080
Mobile Telecommunications Co. KSCP	483,323	835,285
National Bank of Kuwait SAKP	1,721,389	5,895,321
Warba Bank KSCP(a)	407,707	385,285
		15,239,437
Malaysia — 0.3%
AMMB Holdings Bhd	443,800	603,666
Axiata Group Bhd	561,100	336,470
CELCOMDIGI Bhd	846,900	727,994
Security	Shares	Value
Malaysia (continued)
CIMB Group Holdings Bhd(b)	1,744,700	$3,036,305
Gamuda Bhd	955,200	1,147,205
Hong Leong Bank Bhd	170,400	836,178
IHH Healthcare Bhd	578,600	1,139,210
IOI Corp. Bhd	738,500	708,725
Kuala Lumpur Kepong Bhd	92,400	451,916
Malayan Banking Bhd(b)	1,185,800	2,794,673
Maxis Bhd	712,700	646,729
MISC Bhd	168,200	312,805
MR DIY Group M Bhd(c)	832,300	317,518
Petronas Chemicals Group Bhd(b)	572,000	532,050
Petronas Dagangan Bhd	61,800	334,616
Petronas Gas Bhd	262,100	1,157,796
Press Metal Aluminium Holdings Bhd	911,500	1,376,878
Public Bank Bhd	2,898,400	2,917,868
RHB Bank Bhd	454,295	734,445
SD Guthrie Bhd(b)	398,500	502,407
Sunway Bhd	502,400	647,643
Telekom Malaysia Bhd(b)	131,500	229,171
Tenaga Nasional Bhd	602,000	1,907,287
YTL Corp. Bhd	912,600	565,325
YTL Power International Bhd(b)	598,440	568,828
		24,533,708
Mexico — 0.6%
Alfa SAB de CV, Class A	735,928	554,961
America Movil SAB de CV, Series B, Class B	3,811,574	4,347,351
Arca Continental SAB de CV	109,000	1,055,707
Cemex SAB de CV, NVS	3,396,508	3,451,628
Coca-Cola Femsa SAB de CV	108,800	936,060
Fibra Uno Administracion SA de CV	686,700	996,498
Fomento Economico Mexicano SAB de CV	383,800	3,620,572
Gruma SAB de CV, Class B	36,595	621,042
Grupo Aeroportuario del Centro Norte SAB de CV, Class B	62,282	767,492
Grupo Aeroportuario del Pacifico SAB de CV, Class B	85,040	1,772,664
Grupo Aeroportuario del Sureste SAB de CV, Class B	39,930	1,207,862
Grupo Bimbo SAB de CV, Series A, Class A	298,800	1,032,535
Grupo Carso SAB de CV, Series A1, Class A1	121,200	866,213
Grupo Comercial Chedraui SA de CV	59,900	434,326
Grupo Financiero Banorte SAB de CV, Class O	542,100	5,101,929
Grupo Financiero Inbursa SAB de CV, Class O	420,900	1,022,204
Grupo Mexico SAB de CV, Series B, Class B	661,929	5,722,692
Industrias Penoles SAB de CV(a)	44,555	1,844,433
Kimberly-Clark de Mexico SAB de CV, Class A	415,000	803,262
Prologis Property Mexico SA de CV	216,416	864,220
Promotora y Operadora de Infraestructura SAB de CV	40,715	527,300
Qualitas Controladora SAB de CV	33,400	302,871
Wal-Mart de Mexico SAB de CV	1,138,400	3,763,518
		41,617,340
Netherlands — 3.0%
ABN AMRO Bank NV, CVA(c)	126,239	3,771,852
Adyen NV(a)(c)	5,519	9,456,719
Aegon Ltd.	285,905	2,178,803
AerCap Holdings NV	37,982	4,946,776
Akzo Nobel NV	37,902	2,504,759
ASM International NV	10,162	6,593,559
ASML Holding NV	85,419	90,314,307
ASR Nederland NV	31,784	2,121,221

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® MSCI ACWI ex U.S. ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Netherlands (continued)
BE Semiconductor Industries NV	17,138	$2,921,962
Coca-Cola Europacific Partners PLC	49,829	4,426,310
CVC Capital Partners PLC(c)	46,323	773,668
DSM-Firmenich AG	40,316	3,286,113
EXOR NV, NVS	17,026	1,475,472
Heineken Holding NV	27,146	1,833,198
Heineken NV	61,265	4,743,890
IMCD NV	13,983	1,448,970
ING Groep NV	653,095	16,307,563
InPost SA(a)(b)	57,298	721,751
JDE Peet's NV	41,035	1,493,432
Koninklijke Ahold Delhaize NV	196,726	8,052,114
Koninklijke KPN NV	869,264	4,022,485
Koninklijke Philips NV	169,808	4,651,922
NN Group NV	58,629	4,012,267
Prosus NV	282,926	19,555,407
Randstad NV	22,364	876,465
Universal Music Group NV	239,198	6,415,764
Wolters Kluwer NV	52,222	6,401,662
		215,308,411
New Zealand — 0.1%
Auckland International Airport Ltd.	353,766	1,646,500
Contact Energy Ltd.	170,667	909,796
Fisher & Paykel Healthcare Corp. Ltd.	123,023	2,611,837
Infratil Ltd.	199,895	1,412,863
Meridian Energy Ltd.	320,735	1,085,807
		7,666,803
Norway — 0.3%
Aker BP ASA	65,128	1,687,918
DNB Bank ASA	196,520	5,016,256
Equinor ASA	164,297	3,935,125
Gjensidige Forsikring ASA	44,240	1,190,597
Kongsberg Gruppen ASA	97,042	2,473,919
Mowi ASA	101,340	2,227,759
Norsk Hydro ASA	307,197	2,076,824
Orkla ASA	148,943	1,512,712
Salmar ASA	16,110	904,643
Telenor ASA	135,358	2,012,981
Yara International ASA	35,824	1,305,143
		24,343,877
Peru — 0.1%
Cia. de Minas Buenaventura SAA, ADR	39,435	897,935
Credicorp Ltd.	14,684	3,832,524
Southern Copper Corp.	18,751	2,602,639
		7,333,098
Philippines — 0.1%
Ayala Corp.	44,470	353,644
Ayala Land Inc.	1,611,120	544,228
Bank of the Philippine Islands	374,943	671,521
BDO Unibank Inc.	518,506	1,176,220
International Container Terminal Services Inc.	256,930	2,317,350
Jollibee Foods Corp.	134,660	495,622
Manila Electric Co.	13,030	129,525
Metropolitan Bank & Trust Co.	396,908	465,364
PLDT Inc.	20,050	381,058
SM Investments Corp.	44,495	551,178
SM Prime Holdings Inc.	2,349,200	894,173
		7,979,883
Poland — 0.3%
Allegro.eu SA (a)(c)	154,581	1,443,451
Bank Millennium SA(a)	132,723	555,547
Security	Shares	Value
Poland (continued)
Bank Polska Kasa Opieki SA	38,086	$1,950,071
CCC SA(a)(b)	11,643	476,542
CD Projekt SA	13,772	946,240
Dino Polska SA(a)(c)	107,194	1,280,358
KGHM Polska Miedz SA(a)	32,324	1,695,495
LPP SA	253	1,228,108
mBank SA(a)	3,013	802,329
ORLEN SA	122,726	3,326,347
PGE Polska Grupa Energetyczna SA(a)	166,457	504,743
Powszechna Kasa Oszczednosci Bank Polski SA	189,351	3,882,313
Powszechny Zaklad Ubezpieczen SA	127,997	2,046,566
Santander Bank Polska SA	8,263	1,088,207
		21,226,317
Portugal — 0.1%
Banco Comercial Portugues SA, Class R	1,794,641	1,584,133
Banco Espirito Santo SA, Registered,NVS(a)(d)(e)	4	—
EDP Renovaveis SA	75,568	1,104,856
EDP SA	686,861	3,414,482
Galp Energia SGPS SA	91,969	1,847,756
Jeronimo Martins SGPS SA	60,228	1,551,173
		9,502,400
Qatar — 0.2%
Al Rayan Bank	1,226,490	787,567
Barwa Real Estate Co.	298,500	215,325
Commercial Bank PSQC (The)	704,755	800,440
Dukhan Bank	428,663	408,894
Industries Qatar QSC	337,818	1,177,002
Mesaieed Petrochemical Holding Co.	1,046,218	358,381
Ooredoo QPSC	260,896	969,834
Qatar Electricity & Water Co. QSC	150,625	634,715
Qatar Fuel QSC	91,366	375,981
Qatar Gas Transport Co. Ltd.	592,489	719,745
Qatar International Islamic Bank QSC	178,712	546,459
Qatar Islamic Bank QPSC	363,371	2,446,974
Qatar National Bank QPSC	967,436	4,914,834
		14,356,151
Russia — 0.0%
Alrosa PJSC(a)(d)	504,040	62
Mobile TeleSystems PJSC(a)(d)	193,438	24
Moscow Exchange MICEX-RTS PJSC(a)(d)	287,200	35
Ozon Holdings PLC, ADR(a)(d)	8,288	1
PhosAgro PJSC(a)(d)	187	2
PhosAgro PJSC, GDR(a)(d)(e)	1	—
Polyus PJSC(a)(d)	51,980	1
Rosneft Oil Co. PJSC(a)(d)	165,180	20
Sberbank of Russia PJSC(a)(d)	1,882,550	233
Severstal PAO(a)(d)	30,098	4
TCS Group Holding PLC, GDR(a)(d)(e)	20,990	3
United Co. RUSAL International PJSC(a)(d)	563,790	70
VK IPJSC(a)(d)	21,979	3
VTB Bank PJSC(a)(d)	98,760	—
X5 Retail Group NV, GDR(a)(d)	16,185	2
		460
Saudi Arabia — 1.0%
ACWA Power Co.(a)	33,308	2,151,732
Ades Holding Co.	81,336	367,554
Al Rajhi Bank	422,254	11,934,637
Al Rajhi Co. for Co-operative Insurance(a)	8,364	262,943
Alinma Bank	264,420	1,830,879
Almarai Co. JSC	97,487	1,292,503
Arab National Bank	177,677	1,149,129

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® MSCI ACWI ex U.S. ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Saudi Arabia (continued)
Arabian Internet & Communications Services Co.	3,379	$226,943
Bank AlBilad	179,157	1,415,625
Bank Al-Jazira(a)	167,856	564,510
Banque Saudi Fransi	280,710	1,335,912
Bupa Arabia for Cooperative Insurance Co.	18,905	827,695
Co. for Cooperative Insurance (The)	18,121	658,102
Dallah Healthcare Co.	7,637	313,625
Dar Al Arkan Real Estate Development Co.(a)	143,144	659,238
Dr Sulaiman Al Habib Medical Services Group Co.	18,527	1,344,706
Elm Co.	5,170	1,307,897
Etihad Etisalat Co.	81,596	1,472,111
Jabal Omar Development Co.(a)	125,758	592,396
Jarir Marketing Co.	171,098	648,012
Mouwasat Medical Services Co.	20,315	416,392
Nahdi Medical Co.	4,625	143,176
Riyad Bank	314,199	2,281,500
SABIC Agri-Nutrients Co.	47,268	1,543,299
Sahara International Petrochemical Co.	77,411	390,144
SAL Saudi Logistics Services	6,811	319,839
Saudi Arabian Mining Co.(a)	293,410	5,044,232
Saudi Arabian Oil Co.(c)	1,317,526	9,103,434
Saudi Aramco Base Oil Co.	10,822	278,097
Saudi Awwal Bank	222,290	1,918,023
Saudi Basic Industries Corp.	197,858	3,220,871
Saudi Electricity Co.	226,268	967,143
Saudi Investment Bank (The)	146,380	536,532
Saudi National Bank (The)	628,483	6,687,409
Saudi Research & Media Group(a)	7,467	342,315
Saudi Tadawul Group Holding Co.	12,979	688,697
Saudi Telecom Co.	421,389	5,076,316
Yanbu National Petrochemical Co.	62,236	572,261
		69,885,829
Singapore — 1.1%
CapitaLand Ascendas REIT	853,777	1,848,455
CapitaLand Integrated Commercial Trust	1,217,469	2,213,346
CapitaLand Investment Ltd./Singapore(b)	553,100	1,120,602
DBS Group Holdings Ltd.	455,390	18,854,286
Genting Singapore Ltd.(b)	1,362,200	763,579
Grab Holdings Ltd., Class A(a)	532,770	3,201,948
Keppel Ltd.	321,200	2,511,896
Oversea-Chinese Banking Corp. Ltd.	719,275	9,409,122
Sea Ltd., ADR(a)	82,802	12,937,812
Sembcorp Industries Ltd.(b)	204,700	1,025,659
Singapore Airlines Ltd.	299,950	1,526,900
Singapore Exchange Ltd.	183,600	2,382,311
Singapore Technologies Engineering Ltd.	367,100	2,391,677
Singapore Telecommunications Ltd.	1,611,900	5,261,322
United Overseas Bank Ltd.	270,100	7,183,972
Wilmar International Ltd.(b)	406,400	976,623
Yangzijiang Shipbuilding Holdings Ltd.	570,400	1,540,511
		75,150,021
South Africa — 1.0%
Absa Group Ltd.	181,213	2,024,853
Anglogold Ashanti PLC	108,523	7,440,749
Bid Corp. Ltd.	77,972	1,928,849
Bidvest Group Ltd. (The)	74,054	960,961
Capitec Bank Holdings Ltd.	20,023	4,430,038
Clicks Group Ltd.	60,898	1,284,033
Discovery Ltd.	109,996	1,381,746
E Media Holdings Ltd.	11,592	1,311
FirstRand Ltd.	1,064,838	5,053,610
Security	Shares	Value
South Africa (continued)
Gold Fields Ltd.	198,840	$7,666,491
Harmony Gold Mining Co. Ltd.	126,588	2,106,243
Impala Platinum Holdings Ltd.	199,442	2,137,417
MTN Group Ltd.	363,875	3,635,297
Naspers Ltd., Class N	170,090	11,946,443
Nedbank Group Ltd.	99,817	1,359,641
NEPI Rockcastle NV	126,398	1,023,578
Old Mutual Ltd.	1,067,113	834,433
OUTsurance Group Ltd.	147,396	620,615
Pepkor Holdings Ltd.(c)	750,213	1,143,864
Reinet Investments SCA	28,736	919,038
Remgro Ltd.	110,772	1,098,672
Sanlam Ltd.	361,002	1,894,180
Sasol Ltd.(a)	123,813	774,646
Shoprite Holdings Ltd.	103,925	1,738,627
Sibanye Stillwater Ltd.(a)(b)	610,133	1,619,110
Standard Bank Group Ltd.	285,756	4,201,996
Valterra Platinum Ltd.	54,727	3,384,822
Vodacom Group Ltd.	120,975	979,323
		73,590,586
South Korea — 3.8%
Alteogen Inc.(a)	9,017	3,083,317
Amorepacific Corp.(b)	6,619	560,613
Celltrion Inc.	35,610	4,383,080
Coway Co. Ltd.	12,734	796,254
DB Insurance Co. Ltd.	10,622	944,123
Doosan Bobcat Inc.	13,262	559,831
Doosan Co. Ltd.	1,613	1,065,813
Doosan Enerbility Co. Ltd.(a)	96,655	5,982,077
Ecopro BM Co. Ltd.(a)(b)	10,780	1,206,198
Ecopro Co. Ltd.	22,523	1,387,008
Hana Financial Group Inc.	64,138	3,842,416
Hanjin Kal Corp.(b)	5,042	370,057
Hankook Tire & Technology Co. Ltd.	17,325	562,500
Hanmi Semiconductor Co. Ltd.	9,694	969,424
Hanwha Aerospace Co. Ltd.	7,437	5,101,221
Hanwha Ocean Co. Ltd.(a)	25,657	2,477,911
Hanwha Systems Co. Ltd.	16,322	686,217
HD Hyundai Co. Ltd.	9,480	1,361,642
HD Hyundai Electric Co. Ltd.	4,838	2,939,308
HD Hyundai Heavy Industries Co. Ltd.	4,877	2,053,834
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	9,315	3,096,125
HLB Inc.(a)(b)	25,946	883,094
HMM Co. Ltd.(b)	53,150	765,293
HYBE Co. Ltd.	4,555	1,088,086
Hyosung Heavy Industries Corp.	1,182	1,763,118
Hyundai Glovis Co. Ltd.	8,957	1,183,794
Hyundai Mobis Co. Ltd.	13,610	3,009,681
Hyundai Motor Co.	27,387	5,553,791
Hyundai Rotem Co. Ltd.	16,557	2,678,637
Industrial Bank of Korea	65,417	886,529
Kakao Corp.	67,291	3,066,768
KakaoBank Corp.(b)	37,343	605,283
KB Financial Group Inc.	81,430	6,647,423
Kia Corp.	52,004	4,362,022
Korea Aerospace Industries Ltd.	17,224	1,247,913
Korea Electric Power Corp.	54,414	1,628,830
Korea Investment Holdings Co. Ltd.	9,318	1,188,006
Korea Zinc Co. Ltd.	883	639,611
Korean Air Lines Co. Ltd.	34,903	541,633
Krafton Inc.(a)	6,512	1,260,382

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® MSCI ACWI ex U.S. ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
South Korea (continued)
KT&G Corp.	20,518	$1,930,986
LG Chem Ltd.	11,092	3,085,219
LG Corp.	20,705	1,164,468
LG Display Co. Ltd.(a)	72,124	737,370
LG Electronics Inc.	23,687	1,452,800
LG Energy Solution Ltd.(a)	10,189	3,373,037
LG H&H Co. Ltd.	1,947	388,197
LG Uplus Corp.	39,381	421,243
LIG Nex1 Co. Ltd.	2,869	1,045,103
LS Electric Co. Ltd.	3,176	964,105
Meritz Financial Group Inc.	16,937	1,312,516
Mirae Asset Securities Co. Ltd.	48,724	895,848
NAVER Corp.	31,061	5,821,333
NH Investment & Securities Co. Ltd.	27,473	391,658
Orion Corp./Republic of Korea	4,954	344,972
POSCO Future M Co. Ltd.(a)	7,906	1,197,890
POSCO Holdings Inc.	15,297	3,327,010
Posco International Corp.(b)	12,192	469,662
Samsung Biologics Co. Ltd.(a)(c)	3,865	3,304,356
Samsung C&T Corp.	19,334	3,059,629
Samsung Electro-Mechanics Co. Ltd.	12,053	2,066,132
Samsung Electronics Co. Ltd.	1,024,102	77,090,488
Samsung Fire & Marine Insurance Co. Ltd.	6,692	2,071,203
Samsung Heavy Industries Co. Ltd.(a)	148,383	3,077,535
Samsung Life Insurance Co. Ltd.	17,681	1,910,772
Samsung SDI Co. Ltd.	13,810	3,111,688
Samsung SDS Co. Ltd.	9,286	1,191,075
Samyang Foods Co. Ltd.	888	838,592
Shinhan Financial Group Co. Ltd.	93,928	4,824,380
SK Biopharmaceuticals Co. Ltd.(a)	7,852	634,889
SK Hynix, Inc.	117,718	45,803,300
SK Inc.	7,995	1,388,354
SK Innovation Co. Ltd.	14,350	1,295,878
SK Square Co. Ltd.(a)	20,942	3,801,301
SK Telecom Co. Ltd.	3,678	134,658
S-Oil Corp.(a)	10,466	526,797
Woori Financial Group Inc.	145,465	2,589,524
Yuhan Corp.	13,222	1,093,866
		270,566,697
Spain — 2.2%
Acciona SA	5,386	1,192,148
ACS Actividades de Construccion y Servicios SA	40,923	3,360,173
Aena SME SA(c)	161,085	4,375,257
Amadeus IT Group SA	96,580	7,382,642
Banco Bilbao Vizcaya Argentaria SA	1,247,459	25,131,399
Banco de Sabadell SA	1,182,944	4,434,733
Banco Santander SA	3,279,510	33,418,817
Bankinter SA	146,453	2,207,667
CaixaBank SA	852,489	9,010,592
Cellnex Telecom SA(c)	109,287	3,402,294
Endesa SA	62,436	2,237,450
Ferrovial SE	113,838	6,985,593
Grifols SA	61,873	801,743
Iberdrola SA	1,372,503	27,815,475
Industria de Diseno Textil SA	233,699	12,904,949
International Consolidated Airlines Group SA, Class DI	270,071	1,482,672
Redeia Corp. SA	64,486	1,160,868
Repsol SA	247,090	4,533,942
Telefonica SA	787,302	3,992,544
		155,830,958
Security	Shares	Value
Sweden — 2.4%
AddTech AB, Class B	55,996	$1,886,544
Alfa Laval AB	61,937	2,943,722
Assa Abloy AB, Class B	217,735	8,205,247
Atlas Copco AB, Class A	569,843	9,548,320
Atlas Copco AB, Class B	348,979	5,220,433
Beijer Ref AB, Class B	83,004	1,311,634
Boliden AB(a)	62,231	2,790,591
Epiroc AB, Class A	139,857	2,949,017
Epiroc AB, Class B	83,595	1,560,097
EQT AB	81,319	2,810,188
Essity AB, Class B	132,012	3,626,056
Evolution AB(c)	31,293	2,084,975
Fastighets AB Balder, Class B(a)	169,453	1,242,915
H & M Hennes & Mauritz AB, Class B	124,935	2,359,537
Hexagon AB, Class B	444,432	5,417,457
Holmen AB, Class B	16,266	614,627
Industrivarden AB, Class A	28,263	1,175,176
Industrivarden AB, Class C	31,989	1,326,941
Indutrade AB	60,750	1,623,985
Investment AB Latour, Class B	35,282	898,965
Investor AB, Class B	372,611	12,268,901
L E Lundbergforetagen AB, Class B	15,707	840,684
Lifco AB, Class B	50,787	1,960,856
Nibe Industrier AB, Class B	336,415	1,309,093
Nordea Bank Abp	683,821	11,697,991
Saab AB, Class B	72,103	3,967,571
Sagax AB, Class B	45,947	1,031,082
Sandvik AB	225,864	6,830,008
Securitas AB, Class B	102,676	1,512,505
Skandinaviska Enskilda Banken AB, Class A	323,789	6,180,994
Skanska AB, Class B	70,868	1,929,878
SKF AB, Class B	71,887	1,842,609
Spotify Technology SA(a)	33,284	21,811,671
Svenska Cellulosa AB SCA, Class B	130,864	1,743,127
Svenska Handelsbanken AB, Class A	323,124	4,216,551
Swedbank AB, Class A	183,753	5,578,884
Swedish Orphan Biovitrum AB(a)	43,573	1,501,232
Tele2 AB, Class B	120,046	1,907,035
Telefonaktiebolaget LM Ericsson, Class B	615,339	6,243,144
Telia Co. AB	520,550	2,049,233
Trelleborg AB, Class B	46,850	1,955,154
Volvo AB, Class B	342,068	9,370,969
		167,345,599
Switzerland — 5.6%
ABB Ltd., Registered	343,885	25,566,996
Alcon AG	107,779	8,033,306
Amrize Ltd.(a)	112,177	5,804,701
Avolta AG, Registered	21,321	1,123,915
Baloise Holding AG, Registered	9,126	2,266,360
Banque Cantonale Vaudoise, Registered	7,784	903,774
Barry Callebaut AG, Registered	765	994,531
Belimo Holding AG, Registered	2,129	2,297,072
BKW AG	4,739	1,060,623
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	221	3,397,287
Chocoladefabriken Lindt & Spruengli AG, Registered	21	3,216,892
Cie Financiere Richemont SA, Class A, Registered	116,656	23,075,207
EMS-Chemie Holding AG, Registered	1,632	1,117,806
Galderma Group AG	33,405	6,203,709
Geberit AG, Registered	7,279	5,321,122
Givaudan SA, Registered	2,001	8,197,390

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® MSCI ACWI ex U.S. ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Switzerland (continued)
Helvetia Holding AG, Registered	8,104	$1,991,386
Holcim AG	112,177	9,972,671
Julius Baer Group Ltd.	45,520	3,072,988
Kuehne + Nagel International AG, Registered	10,691	2,051,032
Logitech International SA, Registered	32,740	3,935,954
Lonza Group AG, Registered	15,503	10,705,309
Nestle SA, Registered	557,247	53,244,082
Novartis AG, Registered	412,380	51,036,832
Partners Group Holding AG	4,861	5,952,862
Roche Holding AG, Bearer	6,834	2,318,527
Roche Holding AG, NVS	152,200	49,300,650
Sandoz Group AG	89,765	5,985,242
Schindler Holding AG, Participation Certificates, NVS	9,488	3,379,627
Schindler Holding AG, Registered	4,579	1,547,884
SGS SA	35,179	3,967,128
SIG Group AG	72,376	809,218
Sika AG, Registered	32,619	6,392,923
Sonova Holding AG, Registered	11,314	3,086,121
Straumann Holding AG	25,099	3,154,988
Swatch Group AG (The), Bearer	6,095	1,273,773
Swiss Life Holding AG, Registered	6,279	6,815,553
Swiss Prime Site AG, Registered	17,500	2,487,501
Swiss Re AG	65,949	12,042,415
Swisscom AG, Registered	5,705	4,179,042
UBS Group AG, Registered	688,429	26,342,951
VAT Group AG(c)	6,036	2,637,834
Zurich Insurance Group AG	31,696	22,043,649
		398,308,833
Taiwan — 6.3%
Accton Technology Corp.	105,000	3,651,553
Acer Inc.	669,792	652,595
Advantech Co. Ltd.	115,360	1,171,755
Airtac International Group	28,928	853,230
Alchip Technologies Ltd.	18,000	2,027,861
ASE Technology Holding Co. Ltd.	722,762	5,782,646
Asia Cement Corp.	439,440	517,944
Asia Vital Components Co. Ltd.	71,000	3,250,426
Asustek Computer Inc.	151,000	3,411,316
AUO Corp.	1,358,800	534,341
Caliway Biopharmaceuticals Co. Ltd.(a)	211,000	1,023,560
Catcher Technology Co. Ltd.	136,000	876,961
Cathay Financial Holding Co. Ltd.	2,078,019	4,312,496
Chailease Holding Co. Ltd.	319,770	1,068,855
Chang Hwa Commercial Bank Ltd.	1,345,853	865,564
Cheng Shin Rubber Industry Co. Ltd.	371,000	384,609
China Airlines Ltd.	541,000	350,735
China Steel Corp.	2,483,288	1,498,426
Chunghwa Telecom Co. Ltd.	825,000	3,515,287
Compal Electronics Inc.	916,000	978,794
CTBC Financial Holding Co. Ltd.	3,610,036	4,902,726
Delta Electronics Inc.	415,000	13,348,004
E Ink Holdings Inc.	191,000	1,312,154
E.Sun Financial Holding Co. Ltd.	3,141,435	3,034,455
Eclat Textile Co. Ltd.	35,000	465,168
Elite Material Co. Ltd.	67,000	2,943,691
eMemory Technology Inc.	14,000	901,571
Eva Airways Corp.	571,000	670,278
Evergreen Marine Corp. Taiwan Ltd.	229,200	1,437,799
Far Eastern New Century Corp.	628,000	540,419
Far EasTone Telecommunications Co. Ltd.	326,000	979,027
Feng TAY Enterprise Co. Ltd.	92,512	366,177
Security	Shares	Value
Taiwan (continued)
First Financial Holding Co. Ltd.	2,471,940	$2,292,874
Formosa Chemicals & Fibre Corp.	704,340	666,477
Formosa Plastics Corp.	956,960	1,182,559
Fortune Electric Co. Ltd.	35,200	813,839
Fubon Financial Holding Co. Ltd.	1,783,397	5,278,081
Gigabyte Technology Co. Ltd.	117,000	1,060,645
Global Unichip Corp.	21,000	1,038,239
Globalwafers Co. Ltd.	62,000	1,019,340
Hon Hai Precision Industry Co. Ltd.	2,687,377	22,351,940
Hotai Motor Co. Ltd.	70,080	1,284,806
Hua Nan Financial Holdings Co. Ltd.	1,866,960	1,771,327
Innolux Corp.	1,517,892	653,733
International Games System Co. Ltd.	59,000	1,378,661
Inventec Corp.	609,000	903,848
Jentech Precision Industrial Co. Ltd.	21,000	1,439,891
KGI Financial Holding Co. Ltd.	3,478,382	1,794,294
King Slide Works Co. Ltd.	12,000	1,591,941
Largan Precision Co. Ltd.	21,000	1,507,258
Lite-On Technology Corp.	475,000	2,755,706
Lotes Co. Ltd.	18,000	802,543
MediaTek Inc.	327,000	13,867,881
Mega Financial Holding Co. Ltd.	2,574,937	3,385,256
Micro-Star International Co. Ltd.	161,000	570,730
Nan Ya Plastics Corp.	1,081,840	1,455,727
Nien Made Enterprise Co. Ltd.	42,000	503,153
Novatek Microelectronics Corp.	127,000	1,618,124
Pegatron Corp.	432,000	1,039,300
PharmaEssentia Corp.	62,144	1,003,996
President Chain Store Corp.	133,000	1,029,949
Quanta Computer Inc.	577,000	5,595,878
Realtek Semiconductor Corp.	108,000	1,803,455
Shanghai Commercial & Savings Bank Ltd. (The)	843,784	1,086,208
Silergy Corp.	77,000	553,999
SinoPac Financial Holdings Co. Ltd.	2,432,015	2,024,392
Synnex Technology International Corp.	285,750	526,801
Taiwan Business Bank	1,994,605	993,527
Taiwan Cooperative Financial Holding Co. Ltd.	2,523,307	1,950,127
Taiwan High Speed Rail Corp.	518,000	460,417
Taiwan Mobile Co. Ltd.	390,000	1,387,953
Taiwan Semiconductor Manufacturing Co. Ltd.	5,324,000	257,466,863
TCC Group Holdings Co. Ltd.	1,356,553	973,293
TS Financial Holding Co. Ltd.	4,941,944	3,002,259
Unimicron Technology Corp.	320,000	1,686,572
Uni-President Enterprises Corp.	935,972	2,391,333
United Microelectronics Corp.	2,440,000	3,684,954
Vanguard International Semiconductor Corp.	231,466	724,598
Voltronic Power Technology Corp.	13,000	509,285
Wan Hai Lines Ltd.	163,435	436,068
Wistron Corp.	608,000	2,946,562
Wiwynn Corp.	25,000	3,525,489
WPG Holdings Ltd.	333,000	651,272
Yageo Corp.	342,052	2,753,129
Yang Ming Marine Transport Corp.	412,000	768,651
Yuanta Financial Holding Co. Ltd.	2,312,763	2,589,473
Zhen Ding Technology Holding Ltd.	133,000	702,308
		444,887,407
Thailand — 0.3%
Advanced Info Service PCL, NVDR	238,200	2,225,058
Airports of Thailand PCL, NVDR(b)	1,024,100	1,306,110
Bangkok Dusit Medical Services PCL, NVDR	2,364,600	1,379,859
Bumrungrad Hospital PCL, NVDR	121,800	646,508
Central Pattana PCL, NVDR	516,900	857,250

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® MSCI ACWI ex U.S. ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Thailand (continued)
Charoen Pokphand Foods PCL, NVDR	1,031,800	$672,720
CP ALL PCL, NVDR(b)	1,046,900	1,488,525
CP Axtra PCL, NVDR(b)	524,325	317,585
Delta Electronics Thailand PCL, NVDR	701,200	4,690,192
Gulf Development PCL, NVDR(a)	1,086,606	1,484,187
Kasikornbank PCL, NVDR	126,600	729,734
Minor International PCL, NVDR(b)	890,620	633,322
PTT Exploration & Production PCL, NVDR(b)	298,599	989,437
PTT PCL, NVDR	2,227,500	2,118,369
SCB X PCL, NVDR	193,400	783,270
Siam Cement PCL (The), NVDR(b)	170,500	1,075,717
True Corp. PCL, NVDR(a)(b)	2,688,296	938,815
		22,336,658
Turkey — 0.1%
Akbank TAS	738,585	1,066,432
Aselsan Elektronik Sanayi Ve Ticaret A/S	311,638	1,506,626
BIM Birlesik Magazalar A/S	96,545	1,236,355
Eregli Demir ve Celik Fabrikalari TAS	771,761	503,863
Ford Otomotiv Sanayi AS	169,712	400,147
Haci Omer Sabanci Holding AS	221,356	428,515
KOC Holding AS	154,453	628,991
Turk Hava Yollari AO	122,546	848,589
Turkcell Iletisim Hizmetleri AS	268,327	635,304
Turkiye Is Bankasi AS, Class C	1,991,802	597,846
Turkiye Petrol Rafinerileri AS	212,211	996,127
Yapi ve Kredi Bankasi A/S(a)	763,852	609,360
		9,458,155
United Arab Emirates — 0.5%
Abu Dhabi Commercial Bank PJSC	671,867	2,635,935
Abu Dhabi Islamic Bank PJSC	299,454	1,720,701
Abu Dhabi National Oil Co. for Distribution PJSC	727,246	710,822
ADNOC Drilling Co. PJSC	699,229	1,062,279
Adnoc Gas PLC	1,334,278	1,267,751
Aldar Properties PJSC	879,383	2,154,590
Americana Restaurants International PLC - Foreign Co.	610,408	347,337
Dubai Electricity & Water Authority PJSC	1,304,164	986,687
Dubai Islamic Bank PJSC	619,961	1,603,725
Emaar Development PJSC	211,628	859,646
Emaar Properties PJSC	1,427,231	5,522,875
Emirates NBD Bank PJSC	426,056	3,259,553
Emirates Telecommunications Group Co. PJSC	732,530	3,867,599
First Abu Dhabi Bank PJSC	959,607	4,555,260
Multiply Group PJSC(a)	845,312	686,838
Salik Co. PJSC	407,784	663,921
		31,905,519
United Kingdom — 9.0%
3i Group PLC	209,497	12,123,714
Admiral Group PLC	53,945	2,322,721
Anglo American PLC, NVS	239,238	9,051,000
Antofagasta PLC	83,329	3,058,371
Ashtead Group PLC	94,006	6,279,109
Associated British Foods PLC	71,712	2,164,020
AstraZeneca PLC	334,158	55,118,871
Auto Trader Group PLC(c)	195,662	2,007,313
Aviva PLC	660,889	5,808,745
BAE Systems PLC	652,261	16,067,451
Barclays PLC	3,056,299	16,392,827
Barratt Redrow PLC	289,273	1,431,461
BP PLC	3,414,498	20,004,887
British American Tobacco PLC	448,942	22,992,786
Security	Shares	Value
United Kingdom (continued)
BT Group PLC	1,307,942	$3,192,128
Bunzl PLC	72,600	2,206,873
Centrica PLC	1,136,534	2,678,584
CK Hutchison Holdings Ltd.	578,060	3,833,388
Coca-Cola HBC AG, Class DI	49,045	2,225,566
Compass Group PLC	364,893	12,077,893
DCC PLC	21,437	1,412,248
Diageo PLC	479,120	11,020,596
Entain PLC	131,468	1,369,331
Experian PLC	196,351	9,158,823
Fresnillo PLC	46,733	1,366,620
Glencore PLC	2,213,531	10,604,064
GSK PLC	883,327	20,681,722
Haleon PLC	1,965,791	9,141,378
Halma PLC	82,267	3,833,512
Hikma Pharmaceuticals PLC	37,502	907,155
HSBC Holdings PLC	3,771,199	52,794,680
Imperial Brands PLC	169,750	6,744,895
Informa PLC	282,637	3,598,905
InterContinental Hotels Group PLC	31,291	3,774,544
Intertek Group PLC	33,825	2,253,016
J Sainsbury PLC	376,080	1,687,696
JD Sports Fashion PLC	537,860	659,086
Kingfisher PLC	413,959	1,678,844
Land Securities Group PLC	157,959	1,290,934
Legal & General Group PLC	1,248,528	3,901,546
Lloyds Banking Group PLC	12,861,759	15,080,251
London Stock Exchange Group PLC	103,307	12,874,766
M&G PLC	504,566	1,746,891
Marks & Spencer Group PLC	447,731	2,339,761
Melrose Industries PLC	288,099	2,373,373
Metlen Energy & Metals PLC(a)	24,310	1,232,921
Mondi PLC, NVS	93,328	1,043,206
National Grid PLC	1,050,066	15,744,796
NatWest Group PLC, NVS	1,738,173	13,381,347
Next PLC	25,227	4,739,902
NMC Health PLC, NVS(a)(d)	14,180	—
Pearson PLC	136,783	1,903,748
Phoenix Group Holdings PLC	118,861	1,052,970
Prudential PLC	566,371	7,877,133
Reckitt Benckiser Group PLC	149,408	11,428,075
RELX PLC	398,917	17,630,686
Rentokil Initial PLC	536,859	2,996,450
Rio Tinto PLC	239,886	17,293,372
Rolls-Royce Holdings PLC	1,826,679	28,110,388
Sage Group PLC (The)	217,627	3,289,512
Schroders PLC	208,609	1,040,984
Segro PLC	279,577	2,565,500
Severn Trent PLC	62,392	2,280,739
Shell PLC	1,264,098	47,390,284
Smith & Nephew PLC	184,502	3,407,015
Smiths Group PLC	72,860	2,412,690
Spirax Group PLC	15,502	1,445,913
SSE PLC	233,108	5,872,640
Standard Chartered PLC	436,923	8,968,823
Tesco PLC	1,455,818	8,785,383
Unilever PLC	534,972	32,100,633
United Utilities Group PLC	151,550	2,390,926
Vodafone Group PLC	4,436,788	5,371,055
Whitbread PLC	42,162	1,605,116
Wise PLC, Class A(a)	144,695	1,839,946

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® MSCI ACWI ex U.S. ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom (continued)
WPP PLC	229,952	$868,913
		639,403,411
United States — 0.1%
Yum China Holdings Inc.	83,757	3,606,985
Total Common Stocks — 98.9% (Cost: $5,128,283,036)		6,998,151,022
Preferred Stocks
Brazil — 0.4%
Banco Bradesco SA, Preference Shares, NVS	1,164,404	3,930,441
Centrais Eletricas Brasileiras SA, Preference Shares, NVS	80,578	889,511
Cia Energetica de Minas Gerais, Preference Shares, NVS	402,951	849,351
Cia Paranaense de Energia - Copel, Preference Shares, NVS	212,590	550,052
Gerdau SA, Preference Shares, NVS	315,540	1,110,852
Itau Unibanco Holding SA, Preference Shares, NVS	1,158,119	8,490,081
Itausa SA, Preference Shares, NVS	1,324,171	2,867,423
Petroleo Brasileiro SA - Petrobras, Preference Shares, NVS	1,012,606	5,599,500
		24,287,211
Chile — 0.0%
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares	32,966	1,603,930
Colombia — 0.0%
Grupo Cibest SA, Preference Shares	109,444	1,598,502
Germany — 0.2%
Bayerische Motoren Werke AG, Preference Shares, NVS	12,565	1,088,579
Dr Ing hc F Porsche AG, Preference Shares, NVS(b)(c)	24,822	1,298,710
Henkel AG & Co. KGaA, Preference Shares, NVS	34,893	2,826,783
Porsche Automobil Holding SE, Preference Shares, NVS	33,832	1,344,263
Sartorius AG, Preference Shares, NVS	6,044	1,662,873
Volkswagen AG, Preference Shares, NVS	45,082	4,694,693
		12,915,901
India — 0.0%
TVS Motor Co. Ltd., 6.00%	189,960	21,399
South Korea — 0.2%
Hyundai Motor Co.
Preference Shares, NVS	5,318	808,363
Security	Shares	Value
South Korea (continued)
Series 2, Preference Shares, NVS	8,604	$1,325,663
Samsung Electronics Co. Ltd., Preference Shares, NVS	178,887	10,557,008
		12,691,034
Total Preferred Stocks — 0.8% (Cost: $41,224,956)		53,117,977
Warrants
Canada — 0.0%
Constellation Software Inc., (Issued 08/29/23, 1 Share for 1 Warrant, Expires 03/31/40, Strike Price CAD 11.5)(a)(d)	3,748	—
Total Warrants — 0.0% (Cost: $—)		—
Total Long-Term Investments — 99.7% (Cost: $5,169,507,992)		7,051,268,999
Short-Term Securities
Money Market Funds — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.27%(f)(g)(h)	42,161,510	42,182,591
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.05%(f)(g)	3,630,000	3,630,000
Total Short-Term Securities — 0.6% (Cost: $45,801,536)		45,812,591
Total Investments — 100.3% (Cost: $5,215,309,528)		7,097,081,590
Liabilities in Excess of Other Assets — (0.3)%		(23,963,034)
Net Assets — 100.0%		$7,073,118,556

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® MSCI ACWI ex U.S. ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/25	Shares Held at 10/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$42,546,752	$—	$(370,116)(a)	$3,382	$2,573	$42,182,591	42,161,510	$171,389 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	8,300,000	—	(4,670,000)(a)	—	—	3,630,000	3,630,000	79,630	—
				$3,382	$2,573	$45,812,591		$251,019	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI EAFE Index	85	12/19/25	$11,930	$143,966
MSCI Emerging Markets Index	86	12/19/25	6,053	252,546
				$396,512
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$900,583,510	$6,097,567,052	$460	$6,998,151,022
Preferred Stocks	25,885,713	27,232,264	—	53,117,977

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® MSCI ACWI ex U.S. ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Long-Term Investments (continued)
Warrants	$—	$—	$—	$—
Short-Term Securities
Money Market Funds	45,812,591	—	—	45,812,591
	$972,281,814	$6,124,799,316	$460	$7,097,081,590
Derivative Financial Instruments(a)
Assets
Equity Contracts	$396,512	$—	$—	$396,512

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
JSC	Joint Stock Company
NVDR	Non-Voting Depositary Receipt

NVS	Non-Voting Shares
PJSC	Public Joint Stock Company
REIT	Real Estate Investment Trust